Registration No. 33-41511

File No. 811-6332

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 32 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 32 [X]

ROCHESTER PORTFOLIO SERIES

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on March 28, 2013 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on _______________ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Rochester ® Limited Term New York Municipal Fund*

Prospectus dated March 28, 2013

NYSE Ticker Symbols
Class A	LTNYX
Class B	LTBBX
Class C	LTNCX
Class Y	LTBYX

* Prior to March 28, 2013, the Fund was named "Limited Term New York Municipal Fund."

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Rochester® Limited Term New York Municipal Fund is a mutual fund. Its goal is to provide a high level of income exempt from federal income tax and New York State and New York City personal income taxes by investing primarily in a portfolio of investment-grade municipal securities intended to have an average effective maturity of five years or less.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

Oppenheimer Rochester ® Limited Term New York Municipal Fund

To Summary Prospectus

THE FUND SUMMARY

Investment Objective. The Fund seeks as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $100,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 57 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	None	4%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Total Other Expenses	0.10%	0.20%	0.12%	0.12%
Interest and Fees from Borrowing	0.03%	0.03%	0.03%	0.03%
Interest and Related Expenses from Inverse Floaters	0.01%	0.01%	0.01%	0.01%
Other Expenses	0.06%	0.16%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.75%	1.60%	1.52%	0.52%

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$300	$460	$634	$1,138	$300	$460	$634	$1,138
Class B	$564	$709	$978	$1,472	$164	$509	$878	$1,472
Class C	$256	$484	$835	$1,826	$156	$484	$835	$1,826
Class Y	$53	$167	$291	$654	$53	$167	$291	$654

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 95% of its net assets (plus borrowings for investment purposes) in securities issued by:

  the State of New York and its political subdivisions (cities, towns and counties, for example), agencies, instrumentalities (these are state-chartered corporations) and public authorities of the State of New York, and territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the U.S. Virgin Islands).

These are referred to as "New York municipal securities" in this prospectus, which are securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal, New York state and New York city personal income taxes. These securities primarily include municipal bonds, municipal notes and interests in municipal leases.

The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less, however, it can buy securities with maturities of more than five years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times.

The Fund can invest up to 5% of its total assets in below-investment-grade securities, sometimes called "high-yield securities" or "junk bonds". Investment-grade securities are rated within one of the four highest rating categories of a nationally recognized statistical rating organization such as Standard & Poor's (AAA, AA, A or BBB) (or in the case of unrated securities, determined by the Fund's sub-adviser (the "Sub-Adviser") to be comparable to securities rated investment-grade).The Fund may also invest in unrated securities, in which case the Fund's Sub-Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.

The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a "tax-preference item" for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund's policy regarding minimum investments in New York municipal securities as described above.

The Fund can invest in inverse floating rate securities, a type of variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security's characterstics. The Fund limits its investments in inverse floating rate securities as further described in this Prospectus under "Principal Risks."

The Fund can borrow money to purchase additional securities, another form of leverage.  Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers generally look at a wide range of New York securities, including unrated bonds and securities of smaller issuers, from different issuers that provide high current income and that might be overlooked by other investors. The Fund may invest a substantial percentage of its assets in "callable" securities, which may be redeemed by the issuer before their maturity date.

The portfolio managers also focus on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio and securities with various maturities in an effort to reduce share price volatility and reinvestment risk.

These factors may change over time and may vary in particular cases. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of New York Municipal Securities. Because the Fund invests primarily in New York municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the state of New York and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Changes in legislation or policy, erosion of the tax base, the effects of terrorist acts or natural disasters, or other economic or credit problems may have a significant negative impact on the value of state or local securities.

These risks also apply to securities of issuers of U.S. territories, commonwealths or possessions located outside of New York such as Puerto Rico, Guam, the Northern Mariana Islands and the U.S. Virgin Islands.

Main Risks of Shorter-Term Securities. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security's duration, making the security more vulnerable to interest rate risk, reducing the security's market value and increasing the Fund's average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund's volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

The Fund can invest up to 5% of its total assets in below-investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 5% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses.  Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Main Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Inverse Floaters. The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage. However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is the Fund Designed For? The Fund is designed for investors seeking income exempt from federal, New York State and New York City personal income taxes in a municipal bond Fund that invests primarily in investment-grade securities and seeks to maintain an intermediate effective average maturity. The Fund does not seek capital gains or growth. Investors should be willing to assume credit, interest rate and reinvestment risks. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plans or other tax-exempt or tax-deferred accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/LimitedTermNewYorkMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were.  During the period shown, the highest return for a calendar quarter was 8.75% (3rd Qtr 09) and the lowest return was -7.00% (4th Qtr 08).

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2012
	1 Year	5 Years (or life of class, if less)	10 Years
Class A Shares (inception 09/18/91)
Return Before Taxes	3.75%	4.42%	4.38%
Return After Taxes on Distributions	3.74%	4.42%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares	3.81%	4.40%	4.36%
Class B Shares (inception 5/01/97)	1.24%	3.77%	4.13%
Class C Shares (inception 5/01/97)	4.35%	4.06%	3.81%
Class Y Shares (inception 3/30/11)	6.38%	8.24%	N/A
Barclays Municipal Index	6.78%	5.91%	5.10%
(reflects no deduction for fees, expenses or taxes)		9.71%*
BofA Merrill Lynch Municipal Index (3-7 Years)	3.03%	5.26%	4.33%
(reflects no deduction for fees, expenses or taxes)		5.23%*
Consumer Price Index	1.74%	1.80%	2.41%
(reflects no deduction for fees, expenses or taxes)		1.56%*

*As of 03/31/2011

Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

Portfolio Managers. Daniel G. Loughran, CFA, is a Vice President of the Fund since December 2005 and a portfolio manager of the Fund since January 1999. Scott S. Cottier, CFA, is a Vice President of the Fund since December 2005 and a portfolio manager of the Fund since September 2002. Troy E. Willis, CFA, is a Vice President of the Fund since December 2005 and a portfolio manager of the Fund since June 2003. Mark R. DeMitry, CFA, is a Vice President of the Fund since June 2009 and a portfolio manager of the Fund since September 2006. Michael L. Camarella, CFA, is a Vice President of the Fund since June 2009 and a portfolio manager of the Fund since January 2008. Charles S. Pulire, CFA, is a Vice President of the Fund since September 2011 and a portfolio manager of the Fund since December 2010.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

Taxes. Dividends paid from net investment income on tax-exempt municipal securities will be excludable from gross income for federal individual income tax purposes. Dividends that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. Certain distributions may be taxable as ordinary income or as capital gains. The tax treatment of dividends is the same whether they are taken in cash or reinvested.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

The Fund's Principal Investment Strategies and Risks. The strategies and types of investments discussed in the Fund Summary are the ones that the Fund considers to be the most important in seeking to achieve its investment objective.  Additionally, the following strategies and risks are those the Fund expects its portfolio to be subject to as a whole.

The Fund focuses its investments in the state of New York. The Fund will therefore be vulnerable to the effects of economic, regulatory and political developments that affect New York's governmental issuers.

The Sub-Adviser tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of the Fund can change daily based on changes in interest rates and market conditions and in response to other economic events.

     Unless this prospectus or the Statement of Additional Information states that an investment percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except for borrowing and investments in illiquid securities).

Municipal Securities. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. These debt obligations are issued by the state governments, as well as their political subdivisions (such as cities, towns, and counties) and their agencies and authorities. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

Additionally, there are times when an issuer will pledge its taxing power to offer additional security to a revenue bond. These securities are sometimes called "double-barreled bonds." See, for example, tobacco bonds with an appropriation pledge as discussed in this prospectus. The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities to seek higher income.

     New York municipal securities are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to federal and New York individual income tax. The term "New York municipal securities" also includes debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to federal and New York individual income tax. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

Tax-Exempt Commercial Paper. The Fund can also invest in tax-exempt commercial paper which is a type of short-term obligation (usually having a maturity of 270 days or less) that is issued by a municipality to meet current working capital needs.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

The Fund cannot invest more than 5% of its net assets in unrated or illiquid municipal leases.

Municipal Sector Concentration. While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest more than 25% of its total assets) in a single industry, certain types of municipal securities are not considered a part of any "industry" under that policy.  Examples of these types of municipal securities include:  general obligation, government appropriation, municipal leases, special assessment and special tax bonds.  Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities, which may finance similar types of projects or from which the interest is paid from revenues of similar types of projects.  "Similar types of projects" are projects that are related in such a way that economic, business or political developments tend to have the same impact on each similar project.  For example, a change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining economic need for the project, would likely affect all similar projects, thereby increasing market risk.  Thus, market or economic changes that affect a security issued in connection with one project also would affect securities issued in connection with similar types of projects.

Although these types of municipal securities may be related to certain industries, because they are issued by governments or their political subdivisions, these types of municipal securities are not considered a part of any industry for purposes of the Fund's industry concentration policy.

U.S. Territories, Commonwealths and Possessions.The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. A discussion of the special considerations relating to the Fund's municipal obligations and other factors or economic conditions in those territories, commonwealths or possessions is provided in an Appendix to the Statement of Additional Information.

     Significant Investment in Puerto Rico Municipal Securities. As of its most recent fiscal year-end, the Fund invested a significant percentage of its total assets in Puerto Rican municipal securities, which are exempt from federal, state, and, where applicable, local income taxes. The Sub-Adviser expects the Fund to remain invested in municipal securities issued in Puerto Rico, subject to market, economic and political conditions. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. As a result of Puerto Rico's challenging economic and fiscal environment, many ratings organizations have downgraded a number of securities issued in Puerto Rico or placed them on "negative watch"; the Fund holds some of these securities. If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Fund could be adversely affected.

Tobacco Related Bonds. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement Agreement ("MSA") and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

  Tobacco Settlement Revenue Bonds. For purposes of the Fund's industry concentration policy, the Fund may invest up to 25% of its total assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA, a litigation settlement agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions and the four largest U.S. tobacco manufacturers at that time. Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, which provides for annual payments by the manufacturers to the states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.

     A number of states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

     The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

    "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "government appropriation" or "subject to appropriation" bonds (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.

     Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Ratings of Municipal Securities the Fund Buys. The Sub-Adviser may rely to some extent on credit ratings by nationally recognized statistical rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk.

Rating organizations might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer's ability to make timely payments, and the credit risk of a particular security may change over time. The Sub-Adviser also may use its own research and analysis. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.

The Fund can invest up to 5% of its total assets in below-investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 5% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Lower-rated or below-investment-grade securities have speculative characteristics.

     Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Sub-Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Sub-Adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Sub-Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund's portfolio.

      Special Risks of Lower-Grade Securities. Although debt securities that are rated below investment-grade (sometimes called "junk bonds") usually offer higher yields than investment-grade securities, their credit risks are greater than those of investment-grade securities. Below-investment-grade securities may be subject to greater price fluctuations than investment-grade securities and may have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times. The average effective portfolio maturity rate measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated and effective maturities of more or less than five years. Generally, the Sub-Adviser does not buy securities with stated maturities of more than five years if the Fund's average effective portfolio maturity is more than five years.

The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective" maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as, for example, the percentage of LIBOR, the SIFMA Municipal Swap Index or the percentage of the prime rate of a bank. These obligations may be secured by bank letters of credit or other credit support arrangements. Inverse floaters, discussed in this prospectus, are a type of variable rate obligation.

Inverse Floaters. The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality.

An inverse floater is created as part of a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and the inverse floater, representing a residual, subordinate interest in the underlying municipal bond, to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust (typically an affiliate of the sponsor) is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.

Typically, the terms of an inverse floater grant the Fund, as holder, the right to voluntarily terminate the Trust and to obtain the underlying municipal bond. To do so, the Fund would generally need to pay the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust. Through the exercise of such right, the Fund can "collapse" the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities.

The value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floater having a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate security increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

The Fund may enter into shortfall/reimbursement agreements with the liquidity provider in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. The Sub-Adviser monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floaters, if it deems it appropriate to do so.

Borrowing and Leverage.   The Fund can borrow from banks, a technique referred to as "leverage," in amounts up to one-third of the Fund's total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Sub-Adviser when available, funding amounts necessary to unwind or "collapse" trusts that issued "inverse floaters" to the Fund (an investment vehicle used by the Fund as described in this prospectus), or to contribute to such trusts to enable them to meet tenders of their other securities by the holders. The Fund currently participates in a line of credit with other Oppenheimer funds for those purposes.  The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

Borrowing for leverage will subject the Fund to greater costs (for interest payments to the lender, origination fees and related expenses) than funds that do not borrow for leverage and these other purposes.  The interest on borrowed money is an expense that might reduce the Fund's yield, especially if the cost of borrowing to buy securities exceeds the yield on the securities purchased with the proceeds of a loan.  Using leverage may also make the Fund's share price more sensitive, i.e. volatile, to interest rate changes than if the Fund did not use leverage due to the tendency to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements under the Investment Company Act of 1940.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

When-Issued and Delayed-Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. During the period between the purchase and the settlement dates, the buyer makes no payment for the security and receives no interest. When-issued or delayed-delivery securities the Fund buys are subject to changes in value as a result of market fluctuations during that period and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security has declined below the purchase price.

The Fund will not invest more than 10% of its total assets in "when-issued" and "delayed-delivery" transactions.

Derivative Investments. The Fund can invest in different types of "derivative" instruments that are consistent with its investment strategies. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Inverse floaters are the primary type of derivative the Fund can use.

Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.

The Fund may use derivatives to seek income or capital gain to hedge against the risks of other investments. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks. Examples include, but are not limited to, interest rate swaps or municipal bond swaps. While the Fund may use derivatives for hedging purposes, it typically does not use hedging instruments, such as options, to hedge investment risks.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks. A PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium. Due to their variable rate features, PLNs will generally pay higher levels of income in a rising short-term interest rate environment and lower levels of income as short-term interest rates decline. In times of substantial market volatility, however, PLNs may not perform as anticipated. The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

The Fund's ability to engage in transactions using PLNs may be limited due to market factors. There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so. The Fund may also transfer a PLN to a sponsor to create an inverse floater, which may further increase the volatility of the market value of a PLN or the inverse floater.

Defaulted Securities. The Fund may purchase defaulted securities if the Sub-Adviser believes that there is potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. Notwithstanding the Sub-Adviser's belief about the resumption of income payments or realization of income, the purchase of defaulted securities is highly speculative and involves a high degree of risk, including the risk of a substantial or complete loss of the Fund's investment. Defaulted securities are subject to the Fund's limitation on holding below-investment-grade securities. The Sub-Adviser does not expect that this will be a significant investment strategy of the Fund.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities.  These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Sub-Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings.

The Fund will not invest more than 15% of its net assets in illiquid securities.

Taxable Investments. The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in short-term municipal securities, but could also invest in U.S. government securities or highly-rated corporate debt securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. The income from some temporary defensive investments may not be tax-exempt, and therefore to the extent the Fund invests in these securities, it might not achieve its investment objective.

Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest, however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

Changes To The Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is not a fundamental policy but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

Portfolio Holdings.  The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund's investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund's investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, 0.39% of the next $3 billion and 0.38% of average annual net assets in excess of $5 billion, calculated on the daily net assets of the Fund. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund's advisory fee for the fiscal year ended December 31, 2012 was 0.40% of average annual net assets, before any applicable waivers.

The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, and Y shares to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A shares. This fee waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders. The Total Annual Fund Operating Expenses shown in the Annual Fund Operating Expenses table earlier in this prospectus include certain interest and related expenses from the Fund's investment in inverse floaters. Under accounting rules, the Fund recognized additional income in an amount that offsets those expenses. Therefore, the Fund's total expenses and net asset values were not affected. If the interest and related expenses from the Fund's investment in inverse floaters were excluded the expense ratios for the Fund would be 0.74% for Class A, 1.59% for Class B, 1.51% for Class C and 0.51% for Class Y. The Fund's management fee and other annual operating expenses may vary in future years.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory arrangements is available in the Fund's Annual Report to shareholders for the fiscal year ended December 31, 2012.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Daniel G. Loughran, CFA, Scott S. Cottier, CFA, Troy E. Willis, CFA, Mark R. DeMitry, CFA, Michael L. Camarella, CFA, and Charles S. Pulire, CFA, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Loughran has been a portfolio manager of the Fund since January 1999 and a Vice President of the Fund since December 2005. Mr. Cottier has been a portfolio manager of the Fund since September 2002 and Vice President of the Fund since December 2005. Mr. Willis has been a portfolio manager of the Fund since June 2003 and Vice President of the Fund since December 2005. Mr. DeMitry has been a portfolio manager of the Fund since September 2006 and Vice President of the Fund since June 2009. Mr. Camarella has been a portfolio manager of the Fund since January 2008 and Vice President of the Fund since June 2009.  Mr. Pulire has been a portfolio manager for the Fund since December 2010 and a Vice President of the Fund since September 2011.

Mr. Loughran has been a Senior Vice President of the Sub-Adviser since July 2007 and a Senior Portfolio Manager of the Sub-Adviser since December 2001.  He was a Vice President of the Sub-Adviser from April 2001 to June 2007.  Mr. Loughran is a team leader, a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

Mr. Cottier has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since September 2002.  Mr. Cottier is a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

Mr. Willis has been a Vice President of the Sub-Adviser since July 2009 and a Senior Portfolio Manager of the Sub-Adviser since January 2006.  He was an Assistant Vice President of the Sub-Adviser from July 2005 to June 2009 and an Associate Portfolio Manager of the Sub-Adviser from June 2003 to December 2005.  Mr. Willis is a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

Mr. DeMitry has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since July 2009.  He was an Associate Portfolio Manager with the Sub-Adviser from September 2006 to June 2009.  He was a Research Analyst with the Sub-Adviser from June 2003 to August 2006. He was a Credit Analyst with the Sub-Adviser from July 2001 to May 2003. Mr. DeMitry is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mr. Camarella has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since January 2011. He was an Assistant Vice President of the Sub-Adviser from July 2009 to December 2010 and an Associate Portfolio Manager with the Sub-Adviser from January 2008 to December 2010. He was a Research Analyst with the Sub-Adviser from April 2006 to December 2007. He was a Credit Analyst with the Sub-Adviser from June 2003 to March 2006. Mr. Camarella is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mr. Pulire has been a Vice President of the Sub-Adviser since February 2013 and a Senior Portfolio Manager of the Sub-Adviser since January 2013.  He was an Assistant Vice President and an Associate Portfolio Manager of the Sub-Adviser from December 2010 to January 2013. He was a Research Analyst with the Sub-Adviser from February 2008 to November 2010 and was a Credit Analyst with the Sub-Adviser from May 2006 to January 2008. Mr. Pulire is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

     The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisers, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares. Class B shares are no longer offered for new purchases.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $250,000 for regular accounts or lesser amounts or if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class B Shares. If you purchased Class B shares, you did not pay a sales charge at the time of purchase, but you pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within 5 years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares.
      Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. See "About Class B Shares" below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge (distribution fee). If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in "About Class C Shares" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, or Class C shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charge Waivers" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

What is the Minimum Investment? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.
  The minimum purchase amounts listed do not apply to omnibus accounts.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class.  Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.

Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares. That is because the effect of the initial sales charge on Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.
  Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.
  Amount of Your Investment. Your choice will also depend on how much you plan to invest. If you plan to invest more than $100,000, and as your investment horizon increases, Class C shares might not be as advantageous as Class A shares. That is because the effect of the  ongoing asset-based sales charge on Class C shares may be greater impact than the effect of the reduced front-end sales charge on Class A share purchases of $100,000 or more. If you invest $250,000 or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.
The Distributor normally will not accept purchase orders from a single investor for more than $250,000 or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. For purchases above $250,000, shares will be sold without an initial sales charge but they may continue to be subject to a contingent deferred sales charge of 0.50% if they are redeemed within 18 months of the date of purchase. The Distributor will pay concessions from its own resources on certain purchases of Class A shares of one or more of the Funds that, in the aggregate, total $250,000 or more. If purchases of a Fund's Class A shares are included in any such purchase, the Distributor will continue to pay the concession on those Fund shares at the rate of 0.50% of their net asset value.

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 or more but less than $250,000	1.75%	1.78%	1.50%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of "qualified shares" of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.

Class A, Class B and Class C shares of most Oppenheimer funds (including shares of the Fund), and Class A, Class B, Class C, Class G and Class H units owned in adviser sold Section 529 plans, for which an affiliate of the Manager or the Distributor serves as the "Program Manager" or "Program Distributor" are "qualified shares" for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are "qualified shares" for satisfying the terms of a Right of Accumulation, but are not "qualified shares" for satisfying the terms of a Letter of Intent. Purchases of Class N, Class Y or Class I shares of Oppenheimer funds, purchases under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.

  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The Distributor or the financial intermediary through which you are buying shares will determine the value of the qualified shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed will not be counted.  In totaling your holdings, you may count shares held in:
    your individual accounts (including IRAs, 403(b) plans and eligible 529 plans), your joint accounts with your spouse,
    accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current qualified share holdings. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan purchases or purchases through other financial intermediaries.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on Class A share purchases totaling $250,000 or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 0.50% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares in certain retirement plans). The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.

The Distributor will pay concessions from its own resources on certain purchases of Class A shares of one or more of the Funds that, in the aggregate, total $250,000 (or $1 million for certain Oppenheimer funds) or more. If purchases of a Fund's Class A shares are included in any such purchase, the Distributor will pay the concession on those Fund shares at the rate of 0.50% of their net asset value. A concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

About Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within a five year "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class B shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

     Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Dividend and/or capital gains distributions will continue to be made in Class B shares, and exchanges of Class B shares into and from other Oppenheimer funds and certain account transfers will be permitted.

     Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

Years Since Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	4.0%
1-2	3.0%
2-3	2.0%
3-4	2.0%
4-5	1.0%
More than 5	None

In the table, a "year" is a 12-month period.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases, however, current Class B shares will continue to mature and convert to Class A shares according to their established conversion schedule. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

About Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

About Class Y Shares. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

The Price of Fund Shares.  Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The Fund's assets generally trade in the over-the-counter market rather than on a securities exchange. Therefore, to determine net asset values, the Fund assets are generally valued at the mean between the bid and asked prices as determined by a pricing service. If the prices determined by the pricing service do not accurately reflect fair value for a security (in the Sub-Adviser's judgment) or if a security's value has been materially affected by events occurring after the price is received from the pricing service and before the time as of which the Fund's net asset values are calculated that day, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Sub-Adviser's Valuation Committee. Fair value determinations by the Sub-Adviser are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether prices received from the pricing services are reliable, the Sub-Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Sub-Adviser and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.
You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Fund you exchange into will apply to the acquired shares.

Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.
In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com (follow the hyperlink "Sales Charges & Breakpoints," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

How to Buy, Sell and Exchange Shares

Buying Shares. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund, Inc. This policy does not apply to purchases by or for certain retirement plans or accounts. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer, or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." at the address shown on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. For new investors who do not designate a broker-dealer, Class A shares (and Class Y shares for institutional investors) are the only purchase option. Other share classes may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has a broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

Options for Receiving Redemption Proceeds:

  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Sub-Adviser's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Sub-Adviser and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

Limitations on Frequent Exchanges

30-Day Hold.  If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

Exceptions to 30-Day Hold

  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Transfer Agent may limit or refuse any exchange order from a money market fund in its discretion pursuant to the exchange policy of that fund.
  Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.
  Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.
  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

Other Limits on Share Transactions. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.

Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.  Class Y share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor's designated financial intermediary.

Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.
  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.
  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

Investment Plans and Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

     AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any Class B share purchases for existing accounts will be made in Class A shares of Oppenheimer Money Market Fund.

The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

You may also choose to receive your account documents electronically via eDocs Direct. Visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for information and instructions.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B and Class C. Altogether, these fees increase the Class B and Class C annual expenses by 1.00%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund's assets on an on going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class B and Class C shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

     Class B Shares: The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 3.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. However, for ongoing purchases of Class B shares by OppenheimerFunds Single K plans, the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. No sales concessions will be paid on those purchases, however a concession may be paid if the acquired Oppenheimer Money Market Fund shares are exchanged for shares of another Oppenheimer fund.

     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. See the Statement of Additional Information for exceptions to these arrangements.

Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Sub-Adviser's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Sub-Adviser and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Sub-Adviser or Distributor from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Sub-Adviser or Distributor's relationship with the intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Sub-Adviser, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and insurance companies that offer variable annuity or variable life insurance products, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Sub-Adviser or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser or the Distributor and their affiliates, or any other fees or expenses it charges.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A or Class Y. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any short-term or long-term capital gains annually. The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

Taxes. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year is available on the OppenheimerFunds website at www.oppenheimerfunds.com/redir/tax_table_amt.jsp. The tax preference amount will vary from year to year.

Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the Fund beginning before 2014, certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays after December 31, 2013, and the gross proceeds of share redemptions and certain capital gains it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements.

Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against U.S. federal income tax liability.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

Cost Basis Reporting. The Fund is required to report to the Internal Revenue Service ("IRS"), and furnish to Fund shareholders, detailed "cost basis" and "holding period" information for Fund shares acquired on or after January 1, 2012 ("covered shares") that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the "cost basis" of such shares, (ii) the gross proceeds you received on the redemption and (iii) the "holding period" for the redeemed shares.

The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax adviser determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund's Transfer Agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

This information is only a summary of certain income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

     Qualification as a Regulated Investment Company. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, by satisfying certain income, asset diversification and income distribution requirements, but it reserves the right not to qualify. The Fund qualified during its most recent fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

      Other Taxability Risk Considerations. It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that determination could be retroactive to the date of issuance. Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

Legislation affecting tax-exempt municipal securities is often considered by the United States Congress and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by the state's legislature. Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities. There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security. Please consult your tax adviser regarding pending or proposed federal and state tax legislation, court proceedings and other tax considerations.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm. KPMG's report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights Tables

FINANCIAL HIGHLIGHTS
Class A Year Ended	December 31, 2012	December 30, 2011[1]	December 31, 2010	December 31, 2009	December 31, 2008
Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.22	$3.25	$2.85	$3.32
Income (loss) from investment operations:
Net investment income[2]	.13	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.07	.10	(.03)	.40	(.47)
Total from investment operations	.20	.24	.11	.54	(.33)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.14)	(.14)	(.14)	(.14)
Net asset value, end of period	$3.39	$3.32	$3.22	$3.25	$2.85

Total Return, at Net Asset Value[3]	6.13%	7.76%	3.51%	19.45%	(10.18)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,800,912	$3,253,871	$3,121,033	$2,801,988	$2,355,062
Average net assets (in thousands)	$3,591,083	$3,074,407	$3,000,461	$2,558,997	$2,765,248
Ratios to average net assets:[4]
Net investment income	3.75%	4.34%	4.35%	4.50%	4.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.71%	0.72%	0.72%	0.75%	0.74%
Interest and fees from borrowings	0.03%	0.03%	0.04%	0.26%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.03%	0.04%	0.10%
Total expenses	0.75%	0.77%	0.79%	1.05%	0.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	0.77%	0.79%	1.05%	0.93%
Portfolio turnover rate	15%	15%	14%	12%	19%
1. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

Class B Year Ended	December 31, 2012	December 30, 2011[1]	December 31, 2010	December 31, 2009	December 31, 2008
Per Share Operating Data
Net asset value, beginning of period	$3.31	$3.22	$3.25	$2.85	$3.32
Income (loss) from investment operations:
Net investment income[2]	.10	.11	.12	.11	.12
Net realized and unrealized gain (loss)	.07	.10	(.03)	.41	(.47)
Total from investment operations	.17	.21	.09	.52	(.35)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.12)	(.12)	(.12)	(.12)
Net asset value, end of period	$3.38	$3.31	$3.22	$3.25	$2.85

Total Return, at Net Asset Value[3]	5.24%	6.52%	2.62%	18.39%	(10.90)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,971	$35,183	$43,448	$59,451	$ 90,497
Average net assets (in thousands)	$32,565	$37,587	$49,788	$71,243	$157,158
Ratios to average net assets:[4]
Net investment income	2.93%	3.48%	3.50%	3.64%	3.72%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.59%	1.58%	1.66%	1.54%
Interest and fees from borrowings	0.03%	0.03%	0.04%	0.26%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.03%	0.04%	0.10%
Total expenses	1.60%	1.64%	1.65%	1.96%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.64%	1.65%	1.96%	1.73%
Portfolio turnover rate	15%	15%	14%	12%	19%
1. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

Class C Year Ended	December 31, 2012	December 30, 2011[1]	December 31, 2010	December 31, 2009	December 31, 2008
Per Share Operating Data
Net asset value, beginning of period	$3.30	$3.21	$3.24	$2.84	$3.31
Income (loss) from investment operations:
Net investment income[2]	.10	.12	.12	.12	.12
Net realized and unrealized gain (loss)	.08	.09	(.03)	.40	(.47)
Total from investment operations	.18	.21	.09	.52	(.35)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.12)	(.12)	(.12)	(.12)
Net asset value, end of period	$3.37	$3.30	$3.21	$3.24	$2.84

Total Return, at Net Asset Value[3]	5.35%	6.65%	2.74%	18.63%	(10.89)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,557,436	$1,319,078	$1,293,192	$1,137,285	$ 919,680
Average net assets (in thousands)	$1,459,347	$1,251,673	$1,250,552	$1,021,648	$1,054,502
Ratios to average net assets:[4]
Net investment income	2.99%	3.58%	3.59%	3.75%	3.78%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.49%	1.48%	1.50%	1.51%
Interest and fees from borrowings	0.03%	0.03%	0.04%	0.26%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.03%	0.04%	0.10%
Total expenses	1.52%	1.54%	1.55%	1.80%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.52%	1.54%	1.55%	1.80%	1.70%
Portfolio turnover rate	15%	15%	14%	12%	19%
1. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

	Year Ended	Period Ended
	December 31,	December 30,
Class Y	2012	2011[1] , [2]
Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.18
Income (loss) from investment operations:
Net investment income[3]	.13	.11
Net realized and unrealized gain	.08	.14
Total from investment operations	.21	.25
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.11)
Net asset value, end of period	$3.39	$3.32

Total Return, at Net Asset Value[4]	6.38%	7.99%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207,859	$54,894
Average net assets (in thousands)	$157,688	$15,811
Ratios to average net assets:[5]
Net investment income	3.95%	4.37%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.48%	0.46%
Interest and fees from borrowings	0.03%	0.03%
Interest and fees on short-term floating rate notes issued[6]	0.01%	0.02%
Total expenses	0.52%	0.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.52%	0.51%
Portfolio turnover rate	15%	15%
1. December 30, 2011 represents the last business day of the Fund's 2011 fiscal year.
2. For the period from March 30, 2011 (inception of offering) to December 30, 2011.
3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.
6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated December 31, 2012, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-6332 SP0355.001.0313

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Oppenheimer Rochester ® Limited Term New York Municipal Fund*

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NYSE Ticker Symbols
Class A	LTNYX
Class B	LTBBX
Class C	LTNCX
Class Y	LTBYX
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March 28, 2013

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* Prior to March 28, 2013, the Fund was named "Limited Term New York Municipal Fund."

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Statement of Additional Information

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This document contains additional information about the Fund and supplements information in the Fund's prospectus dated March 28, 2013 (the "Prospectus").

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This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

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Oppenheimer Rochester ® Limited Term New York Municipal Fund

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6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

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To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks

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OFI Global Asset Management, Inc. ("OFI Global"), the Fund's investment adviser, has retained OppenheimerFunds, Inc. (the "Sub-Adviser") to choose the Fund's investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund's portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information ("SAI"), references to the "Manager" mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified.

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The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

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The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The municipal securities that the Fund holds to maturity are redeemable by the security's issuer at their full principal value plus any accrued interest. During the time they are held in the Fund's portfolio, however, the values of those securities may be affected by changes in general interest rates and other factors. The current values of debt securities vary inversely with changes in prevailing interest rates, meaning that after a security is purchased if interest rates increase, the security will normally decline in value and if interest rates decrease, normally its value would increase. Those changes in value generally will not result in realized gains or losses unless the Fund sells a security prior to its maturity. However, if the Fund disposes of a security prior to its maturity, the Fund could realize a capital gain or loss on the sale.

There are variations in the credit quality of municipal securities, both within a particular rating category and between categories. These variations depend on numerous factors. The factors affecting the yields of municipal securities include: general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue (if any).

Unless the Prospectus or SAI states that an investment percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except for borrowing and investments in illiquid securities). That means the Fund does not have to buy or sell securities solely to meet percentage limits if those limits were exceeded because the value of the investment changed in proportion to the size of the Fund.

The Fund's Main Investment Policies

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "Principal Investment Strategies" and "About the Fund's Investments." The Fund may from time to time invest in municipal securities other than New York municipal securities. For example, to seek a higher yield, the Fund may invest in municipal securities issued by other states and their respective political subdivisions. Although any interest from these securities generally would be exempt from federal income tax, any such interest may be subject to New York State and New York City personal income tax. Nonetheless, the Fund does not expect to invest a significant portion of its assets in securities other than New York municipal securities.

Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

Municipal Bonds. Long-term municipal securities which have a maturity of more than one year (when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" bonds and "revenue" bonds (including "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund's yield.

General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits on the rate or amount of special assessments that can be levied to meet these obligations.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement ("MSA") (as described in the section titled "Tobacco Related Bonds"). Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

Although the principal security for revenue bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. The Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), includes rules governing tax-exemption for interest paid on certain types of municipal securities known as "private activity bonds" (referred to as "industrial development bonds" under pre-1986 law). The proceeds from private activity bonds are used to finance various non-governmental privately owned and/or operated facilities. Under the Internal Revenue Code, interest on private activity bonds can be excluded from gross income for federal income tax purposes if (i) the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, "exempt facility bonds" and "501(c)(3) bonds," and (ii) certain tests are met. The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities. The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) tax-exempt organizations. The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

Under Internal Revenue Code Section 147(a), certain types of private activity bonds that would otherwise be qualified tax-exempt private activity bonds will not be qualified for any period during which the bond is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user. Generally a "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

Therefore, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements regarding the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities for the entire period during which the securities are outstanding. The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

Tax-exempt interest on certain qualified private activity bonds may nonetheless be treated as a "tax preference" item subject to the alternative minimum tax (the "AMT"). If such qualified private activity bonds are held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to shareholders that are subject to the AMT.

Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds. The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

Municipal Notes. Municipal securities that have a maturity of less than one year (when the security is issued) are generally known as "municipal notes." Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

Tax-Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

Auction Rate Securities. Auction rate securities are municipal debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies (typically every 7-35 days) through a "dutch" auction process. A dutch auction is a competitive bidding process used to determine rates on each auction date. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. The winning bid rate is the rate at which the auction "clears," meaning the lowest possible interest rate at which all the securities can be sold at par. This "clearing rate" is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

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Some municipal lease securities may be deemed to be "illiquid" securities. The Sub-Adviser may determine that certain municipal leases are liquid under guidelines that require the Sub-Adviser to evaluate, among other factors, the following:

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  the frequency (or anticipated frequency) of trades and price quotations for such securities;
  the number, quality and experience of dealers willing to purchase or sell a security and the number of other potential purchasers;
  dealer undertakings to make a market in a security and the identity of such dealers; and
  the nature of the security and the nature of the marketplace trades.
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While the Fund holds such securities, the Sub-Adviser will also evaluate the likelihood of a continuing market for these securities and their credit quality.

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Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

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Determining the "Average Effective Maturity" of the Fund's Portfolio. In general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times. The average effective portfolio maturity rate measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated and effective maturities of more or less than five years. Generally, the Sub-Adviser does not buy securities with stated maturities of more than five years if the Fund's average effective portfolio maturity is more than five years.

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The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective" maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the MSA described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest up to 25% (measured at the time of purchase) of its total assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest (now three) U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown & Williamson (merged with RJ Reynolds in 2004), and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

On June 22, 2009, President Obama signed into law the "Family Smoking Prevention and Tobacco Control Act" which extends the authority of the U.S. Food and Drug Administration to encompass the regulation of tobacco products. Among other things, the legislation authorizes the FDA to adopt product standards for tobacco products, restrict advertising of tobacco products, and impose stricter warning labels. FDA regulation of tobacco products could result in greater decreases in tobacco consumption than originally forecasted. On August 31, 2009, a number of tobacco manufacturers filed suit in federal court in Kentucky alleging that certain of the provisions of the FDA Tobacco Act restricting the advertising and marketing of tobacco products are inconsistent with the freedom of speech guarantees of the First Amendment of the United States Constitution. The suit does not challenge Congress' decision to give the FDA regulatory authority over tobacco products or the vast majority of the provisions of the law.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims. An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) the issuer's general funds. Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Litigation Challenging the MSA. The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although several such challenges have survived initial appellate review of motions to dismiss or have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states' MSA-related legislation.

The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

Litigation Seeking Monetary Relief from Tobacco Industry Participants. The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as "secondhand smoke." Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

The MSA does not release participating manufacturers from liability in either individual or class action cases. Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

The ultimate outcome of any pending or future lawsuit is uncertain. Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA. In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

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"Investment-grade" securities are those rated within the four highest rating categories of S&P's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned.

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Below-investment-grade securities (also referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.

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After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Sub-Adviser will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use similar ratings as standards for investments in accordance with the Fund's investment policies.

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The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

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A list of the rating categories of Moody's, S&P, Fitch and other nationally recognized statistical rating organizations for municipal securities is contained in an Appendix to this SAI.

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     Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Sub-Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Sub-Adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

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Special Risks of Below-Investment-Grade Securities. The Fund may invest in municipal securities rated below-investment-grade up to the limits described in the Prospectus. Lower-grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.

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While securities rated "Baa" by Moody's, "BBB" by S&P, or the similar category by the Sub-Adviser if an unrated security, are investment-grade, they may be subject to special risks and have some speculative characteristics.

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Floating Rate and Variable Rate Obligations. Floating or variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

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The interest rate on a floating rate demand note is based on a market rate, such as the percentage of LIBOR, the SIFMA Municipal Swap index or a bank's prime rate and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a specified market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rates on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Sub-Adviser may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

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Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

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Inverse Floaters. The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax-exempt interest rates. As long as the municipal yield curve remains positively sloped (meaning short-term interest rates are lower than long-term interest rates), owners of inverse floaters will have the opportunity to earn interest at above market rates. If the yield curve flattens or becomes negatively sloped, the yield advantage offered by an inverse floater will diminish (or disappear).

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An inverse floater is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as the "inverse floater") to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust (typically an affiliate of the sponsor) is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

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The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.

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Typically, the terms of an inverse floater grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage is reduced or eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities and the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than an inverse floater with a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate security increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

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Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floater, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floaters, if it deems it appropriate to do so.

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When the Fund creates an inverse floater in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floater on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. As mentioned above, the Fund may also purchase an inverse floater created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floater related to such transaction on its Statement of Investments and interest on the security is recorded as investment income on the Fund's Statement of Operations.

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Borrowing and Leverage. The Fund can borrow from banks, as permitted by the Investment Company Act. It can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Sub-Adviser. The Fund also can borrow from banks and other lenders to meet redemption obligations or for temporary and emergency purposes. When the Fund borrows money, it is using a speculative investment technique known as "leverage," and changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Under the Fund's investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from that Act that applies to the Fund. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (other than for emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowings, meaning that the value of those assets must be at least equal to 300% of the amount borrowed. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce the amount of its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time and for a disadvantageous price.

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The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

The Fund will pay interest and may pay other fees in connection with loans. Interest expense and the amount of any other fees incurred by the Fund in connection with loans will raise the overall expenses of the Fund and may reduce its returns. If the Fund does borrow, its expenses will usually be greater than comparable funds that do not borrow. The interest and fees paid on a loan might be more or less than the yield on any securities purchased with the loan proceeds. If those costs are more than the yield on the securities purchased, the Fund's return will be reduced. Additionally, on the maturity date for any loan, the Fund must have sufficient cash available to pay back the lender the amount borrowed.

Loans are typically secured by assets of the Fund, meaning that the Fund will grant the lender a security interest in some or all of its assets to secure its performance under the related loan. If the Fund were to default in the payment of interest or other fees in connection with a secured loan or fail to repay the principal amount of that loan on maturity or fail to satisfy other obligations it may owe to the lender in connection with that loan, the lender would have certain rights to foreclose on, take, and liquidate those assets of the Fund in which the lender was granted a security interest in order to satisfy any outstanding amounts the Fund owed in connection with the loan.

The Fund participates in a secured line of credit (the "Line of Credit") with certain commercial paper conduits, as lenders, Citibank, N.A. as a secondary lender and administrator, and other banks, each as lenders from time to time. The Line of Credit enables the Fund to participate with certain other Oppenheimer funds, as borrowers, in a committed, secured borrowing facility that permits borrowings by the participants of up to a maximum aggregate amount, as negotiated from time to time. Borrowings by the Fund under the Line of Credit can be used to purchase securities for investment or for other purposes. The Fund's Board determined that the Fund's participation in the Line of Credit is consistent with the Fund's investment objective and policies and is in the best interests of the Fund and its shareholders.

Under the Line of Credit, in the event that the commercial paper conduit lenders are unable or unwilling to make loans, Citibank, N.A. and the other bank lenders, if any, would then be required to make those loans. Under the Line of Credit, interest is charged to the Fund, based on its borrowings, at current commercial rates. Additionally, the Fund will pay its pro rata portion of a loan commitment fee for the Line of Credit, and pays additional fees annually to the lenders on its outstanding borrowings for management and administration of the facility. The Fund can prepay loans and terminate its participation in the Line of Credit at any time upon prior notice to Citibank, N.A. As a borrower under the Line of Credit, the Fund has certain rights and remedies under state and federal law comparable to those it would have with respect to a loan from a bank.

Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.

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At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, the Fund may determine or be required to accept equity or taxable debt securities, or the underlying collateral (which may include real estate) from the issuer in exchange for all or a portion of the Fund's holdings in the municipal security. Although the Sub-Adviser will attempt to sell those assets as soon as reasonably practicable in most cases, depending upon, among other things, the Sub-Adviser's valuation of the potential value of such assets in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities or assets in its portfolio for limited period of time in order to liquidate the assets in a manner that maximizes their value to the Fund.

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Special Risks of the Fund's Investments in New York and U.S. Territories, Commonwealths and Possessions. A discussion of the special considerations relating to the Fund's municipal obligations and other economic conditions in New York is provided in Appendix B to this SAI.

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The Fund also invests in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and New York personal income tax. Therefore, the Fund's investments could be affected by the fiscal stability of, for example, Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Additionally, the Fund's investments could be affected by economic, legislative, regulatory or political developments affecting issuers in those territories, commonwealths or possessions. A discussion of these special considerations also is provided in Appendix B.

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Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

When-Issued and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

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When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Sub-Adviser before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

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The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks. The PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium. Due to their variable rate features, PLNs will generally pay higher levels of income in a rising short-term interest rate environment and lower levels of income as short-term interest rates decline. In times of substantial market volatility, however, the PLNs may not perform as anticipated. The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

The Fund also may invest in PLNs that are created when a broker-dealer/sponsor deposits a municipal bond into a trust created by the sponsor. The trust issues a percentage of LIBOR floating rate certificate (i.e., the PLN) to the Fund and a residual interest certificate to third parties who receive the remaining interest on the bond after payment of the interest distribution to the PLN holder and other fees.

The Fund's ability to engage in transactions using PLNs may be limited due to market factors.  There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so.

Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

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The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Sub-Adviser's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

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Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

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Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the Sub-Adviser from time to time.

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The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

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Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Sub-Adviser will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

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Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements.  A reverse repurchase agreement is the sale of a debt obligation to a party for a specified price, with the simultaneous agreement to repurchase it from that party on a future date at a higher price. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the price that the Fund is required to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements until payment is made to the other party.

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Illiquid Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the Fund's procedures for determining liquidity, the Sub-Adviser determines the liquidity of portfolio investments. The Sub-Adviser takes into account the trading activity and potential purchasers for the securities, among other factors. The Sub-Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Liquidity may dissipate at anytime and there can be no assurance that the Sub-Adviser's liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.

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Liquidity Facility. The Fund can participate in a program offered by ReFlow, LLC ("ReFlow") which provides additional liquidity to help the Fund meet shareholder redemptions without having to liquidate portfolio securities or borrow money, each of which imposes certain costs on the Fund. ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity facilities such as a line of credit) and allowing the Fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase Fund shares, at the Fund's closing net asset value, equal to the amount of the Fund's net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund's net asset value on that day. When the Fund participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund's liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

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There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Sub-Adviser, in its capacity as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Sub-Adviser may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

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The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Sub-Adviser determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

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The Fund limits loans of portfolio securities to not more than 25% of its net assets.

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Other Derivative Investments. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Funds if the Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

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Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund may:

  sell interest rate futures or municipal bond index futures, buy puts on such futures or securities, or
  write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:

  buy interest rate futures or municipal bond index futures, or buy calls on such futures or on securities.
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The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Sub-Adviser's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

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Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), and municipal bond indices (these are referred to as "municipal bond index futures").

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

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No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

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At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

Put and Call Options.  Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed-upon price.

Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:

  After the Fund writes a call, not more than 20% of the Fund's total assets may be subject to calls.
  Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
  The Fund may write calls on futures contracts whether or not it owns them.

When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

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When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.

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To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Funds they are taxable as ordinary income.

The Fund will not write puts if, as a result, more than 20% of the Fund's total assets would be required to be segregated to cover such put options.

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Purchasing Puts and Calls. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

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When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not exercised nor sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

The Fund may buy only those puts that relate to securities that it owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

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Risks of Derivatives and Hedging Instruments. The use of derivatives and hedging instruments requires special skills and knowledge of investment techniques that are different than those required for normal portfolio management. These risks include the following:

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Selection Risk.  If the Sub-Adviser uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, a hedging strategy may reduce returns or cause losses. If a covered call option is sold on an investment that increases in value, if the call is exercised, no gain will be realized on the increase in the investment's value above the call price. A put option on a security that does not decline in value will cost the amount of the purchase price and without providing any benefit if it cannot be resold.

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Liquidity Risk. Losses might also be realized if a position could not be closed out because of illiquidity in the market for an option. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Correlation Risk. If the Fund sells futures or purchases puts on broadly-based indices or futures to attempt to protect against declines in the value of its portfolio securities, it may be subject to the risk that the prices of the futures or the applicable index will not correlate with the prices of those portfolio securities. For example, the market or the index might rise but the value of the hedged portfolio securities might decline. In that case, the Fund would lose money on the hedging instruments and also experience a decline in the value of the portfolio securities. Over time, however, the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which related hedging instruments are based.

The risk of imperfect correlation increases as the composition of the portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use a greater dollar amount of hedging instruments than the dollar amount of portfolio securities being hedged, particularly if the historical price volatility of the portfolio securities being hedged is more than the historical volatility of the applicable index.

Transaction Costs. Option activities might also affect portfolio turnover rates and brokerage commissions. The portfolio turnover rate might increase if the Fund is required to sell portfolio securities that are subject to call options it has sold or if it exercises put options it has bought. Although the decision to exercise a put it holds is within the Fund's control, holding a put might create an additional reason to purchase a security. There may also be a brokerage commission on each purchase or sale of a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. A brokerage commission may also be paid for each purchase or sale of an underlying investment in connection with the exercise of a put or call.

Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments.

Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.

The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.

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Regulatory Aspects of Derivatives and Hedging Instruments. As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Manager must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a "commodity pool operator" ("CPO") with respect to the Fund, and, upon the finalization of additional CFTC rules, be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

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Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for "bona fide hedging purposes," or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.

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While the Manager will be registered as a CPO under the CEA, the Manager currently intends to limit the Fund's use of futures, options on such futures, commodity options and certain swaps in order to permit the Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of the Fund, the Manager will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.

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Asset Coverage for Certain Investments and Trading Practices. The Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may engage in other measures to "cover" its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument's liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), the Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, the Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.

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In certain circumstances, the Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may "cover" a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that the Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund's liquid assets may be insufficient to support such obligations under its derivatives positions.

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Segregating or designating a large percentage of the Fund's liquid assets could impede the Sub-Adviser's ability to manage the Fund's portfolio. The Fund may modify its asset segregation policies from time to time.

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Temporary Defensive and Interim Investments. The securities the Fund may invest in for temporary defensive purposes include the following:

  short-term municipal securities;
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  obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
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  corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
  commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
  certificates of deposit of domestic banks with assets of $1 billion or more.

The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

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The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Sub-Adviser believes such disposition is advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

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Investments in Other Investment Companies. On a temporary basis, the Fund can invest up to 5% of its total assets in shares of other investment companies that have an investment objective of seeking income exempt from federal, New York State and New York City personal income taxes. It can invest up to 5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company). These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses in addition to its own expenses, the Fund will not make these investments unless the Sub-Adviser believes that the potential investment benefits justify the added costs and expenses.

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Investment Restrictions

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to New York municipal securities.
  The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not underwrite securities of other issuers, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.
  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of the issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  In applying its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include, but are not limited to, borrowing money, repurchase agreements, delayed-delivery and when-issued transactions and contracts to buy or sell derivatives.
  For the purposes of the Fund's policy regarding minimum investments in tax-exempt securities, the minimum investment requirement is based on net assets plus borrowings used for investment purposes.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

Diversification. The Fund intends to be "diversified" as defined in the Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

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Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Sub-Adviser will consider a non-governmental user of facilities financed by private activity bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. The Sub-Adviser categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds. As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

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Other types of municipal securities that are not considered a part of any "industry" under the Fund's industry concentration policy include: general obligation, government appropriation, municipal leases, special assessment and special tax bonds. Although these types of municipal securities may be related to certain industries, because they are issued by governments or their political subdivisions rather than non-governmental users, these types of municipal securities are not considered a part of an industry for purposes of the Fund's industry concentration policy.

Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities, which may finance similar types of projects or from which the interest is paid from revenues of similar types of projects. "Similar types of projects" are projects that are related in such a way that economic, business or political developments tend to have the same impact on each similar project. For example, a change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining economic need for the project, would likely affect all similar projects, thereby increasing market risk. Thus, market changes that affect a security issued in connection with one project also would affect securities issued in connection with similar types of projects.

For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental polices.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

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The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

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Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's/Sub-Adviser's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

  Public Disclosure.The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager/Sub-Adviser believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 15 days after the end of each calendar month.
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The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Manager, its affiliates and the Fund or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

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  Employees of the Fund's Manager, the Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
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  The Fund's independent registered public accounting firm;
  Members of the Fund's Board and the Board's legal counsel;
  The Fund's custodian bank;
  A proxy voting service designated by the Fund and its Board;
  Rating/ranking organizations (such as Lipper, Inc. and Morningstar, Inc.);
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  Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices;
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  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund (to prepare their financial statements and analysis);
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  Brokers and dealers for purposes of providing portfolio analytic services;
  Brokers and dealers in connection with portfolio transactions (purchases and sales); and
  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services).

Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
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  Senior officers in the Manager's/Sub-Adviser's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and
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  Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to use such information in any way that is detrimental to the Manager, its affiliates and the Fund.
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Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager/Sub-Adviser or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

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  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;
  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);
  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);
  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);
  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).
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Portfolio managers and analysts may, subject to the Manager's/Sub-Adviser's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

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The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

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The Chief Compliance Officer (the "CCO") of the Fund and the Manager/Sub-Adviser, Distributor, and Transfer Agent shall oversee the compliance by the Manager/Sub-Adviser, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

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The Sub-Adviser and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

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13D Research	FTN Financial	Petercam Group
1st Discount Brokerage	Furey Research Partners	Pipeline Trading Systems LLC
ABG Sundal Collier	Gabelli & Co.	Piper Jaffray Corp.
Access342	GARP Research & Securities Co.	Pivotal Research
ACP Securities	Gary Shillings	Portales Partners
Altus Investment Management	Gleacher & Company	R. Seelaus & Co. Inc.
Amba Research	Investment Company Institute	R.V. Kuhns & Associates, Inc.
Arbor Research & Trading	Global Hunter Securities	Ramirez & Co. Inc.
Avondale Partners	Goldman, Sachs & Co.	RBC Capital Markets
B. Riley & Co.	Greenstreet Advisers	Red Capital Markets
Baird & Co., Inc.	Griffin Securities	Redburn Partners
Banco Itau	Guggenheim Capital Markets	Renaissance Macro Research
Bank of America Securities LLC	Hapoalim Securities Bank USA	Rice Financial Products Co.
Barclays Capital	Hedgeye Risk Management	Risk Metrics Group
BarraOne	Height Analytics	Robert W. Baird & Co.
Barrington Research Associates	Herbert J. Sims & Co, Inc.	Rocaton Investment Advisors, LLC
BB&T Capital Markets	Hewitt Financial Services LLC	Rochdale Securities Corp.
Belle Haven Investments, Inc.	Howard Weil Inc.	Rodman & Renshaw, Inc.
Belton Enclave	HSBC Securities	Rogerscasey, LLC
Bergen Capital	India Infoline	Roosevelt & Cross
Blackrock, Inc.	Investec	Royal Bank of Scotland
Bloomberg L.P.	Inves1	Russell/Mellon Analytical Solutions
Blue Fin Research Group	ISI Group, Inc.	Samsung Securities Inc.
BMO Capital Markets	ITG - Majestic Research	Samuel A. Ramirez & Co. Inc.
Branch Bank & Trust Capital Markets	Janco Partners	Sander Morris Harris
Brean, Murray, Carret & Co.	Janney Montgomery Scott LLC	Sandler O'Neill
Brown Brothers Harriman & Co.	Jefferies & Company	Sanford C. Bernstein & Co.
BTG, plc.	Jennifer Black & Associates	Scotia Capital Markets
Buckingham Research	JMP Securities	Seattle Northwest Securities
CA Cheuvreux	Johnson Rice & Co.	Sector & Sovereign LLC
Cabrera Capital Markets	JNK Securities Corp.	Securevest Financial
Callan Associates, Inc.	JP Morgan Chase Securities	SG Cowen
Calyon Securities Inc.	Kaufman Brothers	Sidoti & Co. LLC
Cambridge	Keefe, Bruyette & Woods, Inc.	Siebert Brandford Shank & Co.
Canaccord Adams, Inc.	KeyBanc Capital Markets	Signal Hill Capital
Canaccord Genuity	Lazard Capital Markets	Simmons & Company
Capital One Southcoast	LCG Associates, Inc.	Societe Generale Group
Capstone LLC	Lebenthal & Co. LLC	Soleil Securities Corp.
Caris & Co.	Leerink Swann	Southwest Securties (SWS) Group, Inc.
Charter Equity Research	Liberium Capital	Standard Chartered Bank
China International Capital Corporation Limited	Lipper Inc.	State Street Bank & Trust Company
Cirrus Research	Longbow Research	Stephens, Inc.
Citigroup Global Markets	Loop Capital Markets	Sterne Agee & Leach Group
CL King & Associates	Louise Yamada Technical Research	Stifel Nicolaus & Co.
Cleveland Research Company	M&T Securities	Stone & Youngberg
CLSA Credit Agricole Securities	Macquarie Securities Inc.	Strategas Research
Collins Stewart Securities Inc.	Madison Williams and Company LLC	SunGuard Capital Corp.
Consumer Edge	Main First Bank AG	SunTrust Robinson Humphrey
Cornerstone Analytics	Maxim Group LLC	Susquehanna Financial Group
Cowen and Company, LLC	Mediobanca Securities USA LLC	SWS Group, Inc.
Craig-Hallum Capital Group	Medley Global Advisors	TD Asset Management Inc.
Credit Suisse Corp.	Merlin Securities	Telsey Advisory Group
Credit Suisse Securities LLC	Merrill Lynch & Company, Inc.	The Juda Group
Crews & Associates	Merriman, Curhan & Ford	The Lynde and Harry Bradley Foundation, Inc.
Cross Current Research	Merrion Stockbrokers Ltd.	The Yieldbook Inc.
CRT Capital Group	Mesirow Financial	Think Equity Partners
D.A. Davidson & Company	MF Global Securities, Ltd.	Thomas Weisel
Dahlman Rose & Co.	Mirae Asset Financial Group	Thomson Reuters
Daiwa Securities	Mitsubishi UFJ Securities Inc.	Ticonderoga Securities
Davenport & Co.	Mizuho Securities USA, Inc.	Towers Watson
DeMarche Associates, Inc.	MKM Partners	Troika Dialog
Desert Mountain Properties LP	Monness, Crespi, Hardt & Co.	Tudor, Pickering & Co. Securities, Inc.
Detwiler Fenton & Co.	Morgan Joseph TriArtisan LLC	UBS AG
Deutsche Bank Securities Inc.	Morgan Keegan & Company	US Bancorp
Discern Investment Analytics Inc.	Morgan Stanley Smith Barney LLC	Vermilion Capital
Dougherty & Co.	Morningstar, Inc.	Vertical Research Partners
Dowling & Partners Securities, LLC	Motilal Oswal Securities Ltd.	Vestmark, Inc.
Drexel Hamilton	MR Beal & Co.	Vining & Sparks
du Pasquier & Co.	M & T Securities	Vontobel Securities Ltd.
EFG Hermes	Multi-Bank Securities	Wachovia Securities Inc.
Emmet & Co., Inc.	Murphy & Durieu	Washington Analysis
Empirical Research Partners	Natexis Bleichroeder	Wedbush Morgan Securities
Encima Global	National Bank Financial	Wedge Securities LLC
Equity Research Associates	Ned Davis Research Group	Weeden Leuthold
Evaluation Associates LLC	Needham & Co., Inc.	Wells Fargo Securities
Evercore Partners Inc.	Noble Financial	WH Mell & Associates
FactSet Research Systems Inc.	Northcoast Research	William Blair & Co.
Feltl and Company	NY State Nurses Pension Fund	Wilshire Associates Inc.
Fidelity Brokerage Services	Nomura Securities International	WJB Capital
Fidelity Strategic Advisers	Oddo Securities Corporation	Wolfe Trahan Research
Fig Partners	Oppenheimer & Co. Inc.	Wunderlich Securities
First Analysis Securities Corp	Oscar Gruss & Sons	Zelman & Associates
FMS Bonds, Inc.	OTA-Off the Record Research	Ziegler Capital Markets Group
Fox-Pitt Kelton Inc.	OTR Global
Friedman, Billings, Ramsey & Co., Inc.	Pacific Crest Securities

How the Fund is Managed

Organization and History. The Fund, a series of Rochester Portfolio Series (the "Trust"), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund (as a series of the Trust) was organized as a Massachusetts business trust in June 1991. The Fund is currently the only series of the Trust.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

The Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings; and
  does not have cumulative voting rights, preemptive rights or subscription rights.

Class B Share Availability.

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Effective after June 29, 2012, Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

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Class Y Share Availability.

Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor. Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

Voluntary Conversion to Class Y Shares. For shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, those shareholders can convert their eligible existing shares to Class Y shares of the Fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge ("CDSC") are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Shareholder Meetings.  As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Board of Trustees and Oversight Committees

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The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees").

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The Board is assisted in its oversight by an Advisory Board, which is comprised of Joanne Pace and Edmund P. Giambastiani, Jr. The Advisory Board assists the Board in a non-voting capacity in its oversight of the Fund. Ms. Pace and Admiral Giambastiani are also Independent Trustees of certain funds, identified below. For purposes of the following disclosure, Ms. Pace and Admiral Giambastiani are listed among other Independent Trustees but are identified as a Trustee/Advisory Board Member.

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During the Fund's fiscal year ended December 31, 2012, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 6 meetings and the Governance Committee held 4 meetings.

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The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joanne Pace, Joseph M. Wikler, Peter I. Wold and Brian F. Wruble. The Audit Committee selects an independent registered public accounting firm (also referred to as the "Independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's Independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's Independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's Independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's Independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

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The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Edmund P. Giambastiani, Jr., Phillip A. Griffiths, Joel W. Motley, Joanne Pace, Mary Ann Tynan, Joseph M. Wikler and Brian F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.

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The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Edmund P. Giambastiani, Jr., Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

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The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

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Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Sub-Adviser) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

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The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Fund

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Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"), with the exception of Ms. Pace and Admiral Giambastiani, who are each a Trustee of some of the following funds, and an advisory board member of the others, as further described below:

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Oppenheimer AMT-Free Municipals	Oppenheimer Portfolio Series
Oppenheimer California Municipal Fund	Oppenheimer Real Estate Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Rochester Fund Municipals
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund	Oppenheimer Series Fund, Inc.
Oppenheimer International Value Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer U.S. Government Trust
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust
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Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire, Stein, Edwards, Gabinet, Glavin, Kennedy, Legg, O'Donnell, Petersen, Vandehey, Wixted,  and Mss. Bloomberg, Bullington, Kantesaria, LaFond and Nasta, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

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Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

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As of March 8, 2013 the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

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Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

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Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Brian F. Wruble	Board Chairman & Trustee	Since 2009 & 2001
David K. Downes	Trustee	Since 2005
Matthew P. Fink	Trustee	Since 2009
Edmund P. Giambastiani, Jr.	Trustee	Since 2013
Phillip A. Griffiths	Trustee	Since 2009
Mary F. Miller	Trustee	Since 2009
Joel W. Motley	Trustee	Since 2009
Joanne Pace	Trustee	Since 2012
Mary Ann Tynan	Trustee	Since 2009
Joseph M. Wikler	Trustee	Since 2009
Peter I. Wold	Trustee	Since 2009
Interested Trustee
William F. Glavin, Jr.	Trustee	Since 2009
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Independent Trustees
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (69) Chairman of the Board, Trustee

Director of Community Foundation of the Florida Keys (non-profit) (since July 2012); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser's parent company) (since September 2004); Member of Zurich Insurance Group's Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-August 2011) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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David K. Downes (73) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Matthew P. Fink (72) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider's View published by Oxford University Press (second edition 2010). Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Edmund P. Giambastiani, Jr. (64) Trustee/Advisory Board Member*

Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (since April 2012); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development center) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development center) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Director of Monster Worldwide, Inc. (on-line career services) (since January 2008, Lead Director since June 2011); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007), Vice Chairman of the Joint Chiefs of Staff (2005-October 2007), NATO Supreme Allied Commander Transformation (2003-2005), Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Phillip A. Griffiths (74) Trustee

Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Mary F. Miller (70) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	50
Joel W. Motley (60) Trustee

Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Joanne Pace (54) Trustee/Advisory Board Member**

Board Director of Horizon Blue Cross Blue Shield of New Jersey (since November 2012); Advisory Board Director of The Alberleen Group LLC (since March, 2012); Advisory Board Director of The Agile Trading Group LLC (since March, 2012); Advisory Council Member of 100 Women in Hedge Funds (non-profit) (since December, 2012); Advisory Council Member of Morgan Stanley Children's Hospital (non-profit) (since May, 2012); Board Director of The Komera Project (non-profit) (since April, 2012); New York Advisory Board Director of Peace First (non-profit) (since March, 2010); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Mary Ann Tynan (67) Trustee

Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (non-profit) (since October 2011); Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Chair of Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Joseph M. Wikler (72) Trustee

Director of C-TASC (bio-statistics services) (2007-2012); Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Peter I. Wold (65) Trustee

Director of Arch Coal, Inc. (since 2010); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (2004-2012);  Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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* As of the date of this SAI, Admiral Giambastiani serves as a Trustee/Director to the following Funds: Oppenheimer Diversified Alternatives Fund, Oppenheimer Equity Income Fund, Inc., Oppenheimer Global Real Estate Fund, Oppenheimer International Value Fund, Oppenheimer Rochester Intermediate Term Municipal Fund, Oppenheimer Rochester Limited Term Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester Short Term Municipal Fund, Oppenheimer Master International Value Fund, LLC, Oppenheimer Global Allocation Fund, Oppenheimer Flexible Strategies Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer Rising Dividends Fund and Oppenheimer Rochester Fund Municipals. As of the same date, Admiral Giambastiani serves as an Advisory Board Member to the remaining New York Board Funds listed earlier in this section.
** As of the date of this SAI, Ms. Pace serves as a Trustee/Director to the following Funds: Oppenheimer Diversified Alternatives Fund, Oppenheimer Equity Income Fund, Inc., Oppenheimer Global Real Estate Fund, Oppenheimer International Value Fund, Oppenheimer Rochester Intermediate Term Municipal Fund, Oppenheimer Rochester Limited Term Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester Short Term Municipal Fund, Oppenheimer Master International Value Fund, LLC, Oppenheimer Global Allocation Fund, Oppenheimer Flexible Strategies Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer Rising Dividends Fund and Oppenheimer Rochester Fund Municipals. As of the same date, Ms. Pace serves as an Advisory Board Member to the remaining New York Board Funds listed earlier in this section.

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Mr. Glavin is an "Interested Trustee/Director" because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as an officer and director of the Manager and a director of the Sub-Adviser, and as a shareholder of the Sub-Adviser's parent company. Both as a Trustee/Director and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Interested Trustee and Officer
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin, Jr. (54) Trustee, President and Principal Executive Officer

Director, Chief Executive Officer and President of the Manager (since January 2013); Chairman of the Sub-Adviser (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of the Sub-Adviser (since January 2009); President of the Sub-Adviser (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. ("OAC") (the Sub-Adviser's parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

86
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The addresses of the officers in the chart below are as follows: for Messrs. Loughran, Cottier, Willis, Camarella, DeMitry, Pulire, Stein, Gabinet, Glavin and Edwards and Mss. Bloomberg, Kantesaria and Nasta, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008; for Messrs. Kennedy, Legg, O'Donnell, Petersen, Vandehey, Wixted and Mss. Bullington and LaFond, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.


Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Daniel G. Loughran	Vice President	Since 2005
Scott S. Cottier	Vice President	Since 2005
Troy E. Willis	Vice President	Since 2005
Mark R. DeMitry	Vice President	Since 2009
Michael L. Camarella	Vice President	Since 2009
Charles S. Pulire	Vice President	Since 2011
Richard A. Stein	Vice President	Since 2007
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Christina M. Nasta	Vice President and Chief Business Officer	Since 2011
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2004
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2004
Brian S. Petersen	Assistant Treasurer	Since 2004
Stephanie J. Bullington	Assistant Treasurer	Since 2008
Mathew O'Donnell	Assistant Treasurer	Since 2012
James A. Kennedy	Assistant Treasurer	Since 2011
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2011
Lisa I. Bloomberg	Assistant Secretary	Since 2004
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. La Fond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Daniel G. Loughran (49) Vice President	Mr. Loughran has been a Senior Vice President of the Sub-Adviser since July 2007 and a Senior Portfolio Manager of the Sub-Adviser since December 2001. He was a Vice President of the Sub-Adviser from April 2001 to June 2007.	20
Scott S. Cottier (41) Vice President	Mr. Cottier has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since September 2002.	20
Troy E. Willis (40) Vice President	Mr. Willis has been a Vice President of the Sub-Adviser since July 2009 and a Senior Portfolio Manager of the Sub-Adviser since January 2006. He was an Assistant Vice President of the Sub-Adviser from July 2005 to June 2009 and an Associate Portfolio Manager of the Sub-Adviser from June 2003 to December 2005.	20
Mark R. DeMitry (37) Vice President	Mr. DeMitry has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since July 2009. He was an Associate Portfolio Manager with the Sub-Adviser from September 2006 to June 2009. He was a Research Analyst with the Sub-Adviser from June 2003 to August 2006. He was a Credit Analyst with the Sub-Adviser from July 2001 to May 2003.	20
Michael L. Camarella (36) Vice President	Mr. Camarella has been a Vice President and Senior Portfolio Manager of the Sub-Adviser since January 2011. He was an Assistant Vice President of the Sub-Adviser from July 2009 to December 2010 and an Associate Portfolio Manager with the Sub-Adviser from January 2008 to December 2010. He was a Research Analyst with the Sub-Adviser from April 2006 to December 2007. He was a Credit Analyst with the Sub-Adviser from June 2003 to March 2006.	20
Charles S. Pulire (35) Vice President	Mr. Pulire has been a Vice President of the Sub-Adviser since February 2013 and a Senior Portfolio Manager of the Sub-Adviser since January 2013. He was an Assistant Vice President and Associate Portfolio Manager of the Sub-Adviser from December 2010 to January 2013. He was a Research Analyst with the Sub-Adviser from February 2008 to November 2010 and was a Credit Analyst with the Sub-Adviser from May 2006 to January 2008.	20
Richard A. Stein (55) Vice President	Mr. Stein has been a Senior Vice President of the Sub-Adviser since June 2011, a Director of the Rochester Credit Analysis team since March 2004 and a Vice President of the Sub-Adviser from 1997 to May 2011. He has headed Rochester's Credit Analysis team since 1993.	20

Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mark S. Vandehey (62) Vice President and Chief Compliance Officer

Senior Vice President and Chief Compliance Officer of the Manager (since January 2013); Chief Compliance Officer of OFI SteelPath, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (March 2004-December 2012); Chief Compliance Officer of the Sub-Adviser, OppenheimerFunds Distributor, Inc., OFI Trust Company, OFI Institutional Asset Management , Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012).

		86
Christina M. Nasta (39) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (July 2010-December 2012); Vice President of the Sub-Adviser (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010).	86
Brian W. Wixted (53) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		86
Brian S. Petersen (42) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (February 2007-December 2012); Assistant Vice President of the Sub-Adviser (August 2002-February 2007).	86
Stephanie J. Bullington (36) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2010-December 2012); Assistant Vice President of the Sub-Adviser (October 2005-January 2010).	86
James A. Kennedy (54) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012.)	86
Mathew O'Donnell (45) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	86
Arthur S. Gabinet (55) Secretary and Chief Legal Officer

Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		86
Lisa I. Bloomberg (45) Assistant Secretary	Senior Vice President and Deputy General Counsel of the Manager (since January 2013); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of the Sub-Adviser; Vice President (May 2004-January 2010) and Associate Counsel of the Sub-Adviser (May 2004-May 2008).	86
Randy G. Legg (47) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	86
Taylor V. Edwards (45) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	86
Amee Kantesaria (32) Assistant Secretary	Vice President and Assistant Counsel of the Manager (since January 2013); Vice President (May 2009-December 2012) and Assistant Counsel (December 2006-December 2012) of the Sub-Adviser; Assistant Vice President (December 2006-May 2009) of the Sub-Adviser; Assistant Secretary (since January 2011) of the Sub-Adviser and Oppenheimer Acquisition Corp.	86
Gloria J. LaFond (68) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	86

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2012
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian F. Wruble	None	Over $100,000
David K. Downes	None	Over $100,000
Matthew P. Fink	None	Over $100,000
Edmund P. Giambastiani, Jr.[1]	None	None
Phillip A. Griffiths	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Joanne Pace [2]	None	None
Mary Ann Tynan	None	Over $100,000
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	None	Over $100,000
Interested Trustee
William F. Glavin	None	Over $100,000

1Effective February 1, 2013, as previously described above, Admiral Giambastiani became an Independent Trustee/Director/Advisory Board Member of the New York Board Funds.
2Effective November 1, 2012, as previously described above, Ms. Pace became an Independent Trustee/Director/Advisory Board Member of the New York Board Funds.



Remuneration of the Officers and Trustees. The officers of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2012.


Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended December 31, 2012	Year Ended December 31, 2012
Brian F. Wruble	$10,441	$305,750
Chairman of the Board, Audit Committee Member and Regulatory & Oversight Committee Member [2]
David Downes	$9,019	$260,750
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$9,019 [3]	$260,750
Regulatory & Oversight Committee Chairman and Governance Committee Member
Edmund P. Giambastiani, Jr.[4]	$0	$0
Regulatory & Oversight Committee Member and Governance Committee Member
Phillip A. Griffiths	$9,771	$284,100
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$8,365 [5]	$242,500
Audit Committee Member and Governance Committee Member
Joel W. Motley	$9,019 [6]	$260,750
Governance Committee Chairman and Regulatory & Oversight Committee Member
Joanne Pace	$1,649	$36,467
Audit Committee Member and Regulatory & Oversight Committee Member[7]
Mary Ann Tynan	$8,365 [8]	$187,500
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$8,365 [9]	$242,500
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$8,365 [10]	$187,500
Audit Committee Member and Governance Committee Member

1."Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Effective October 1, 2012, Mr. Wruble became a member of the Audit Committee and Regulatory & Oversight Committee.
3. Includes $4,510 deferred by Mr. Fink under the Compensation Deferral Plan.
4. Admiral Giambastiani became an Independent Trustee/Advisory Board Member and member of the Regulatory & Oversight Committee and Governance Committee on February 1, 2013, and therefore did not receive any compensation in 2012.
5. Includes $3,346 deferred by Ms. Miller under the Compensation Deferral Plan.
6. Includes $902 deferred by Mr. Motley under the Compensation Deferral Plan.
7. Effective November 1, 2012, Ms. Pace became an Independent Trustee/Advisory Board Member and member of the Audit Committee and Regulatory & Oversight Committee.
8. Includes $4,183 deferred by Ms. Tynan under the Compensation Deferral Plan.
9. Includes $4,183 deferred by Mr. Wikler under the Compensation Deferral Plan.
10. Includes $8,365 deferred by Mr. Wold under the Compensation Deferral Plan.




Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.


Major Shareholders. As of March 8, 2013 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:


Name	Address	% Owned	Share Class
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	16.77%	A
Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds	101 Montgomery St. San Francisco, CA 94104-4122	9.81%	A
Morgan Stanley & Co Attn: Mutual Funds Operations	Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	9.69%	A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	9.41%	A
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admin/977T4	4800 Deer Lake Dr. E, Fl. 3 Jacksonville, FL 32246-6484	8.65%	A
UBS WM USA Omni Account M/F Attn: Department Manager	499 Washington Blvd., Fl. 9 Jersey City, NJ 07310-2055	7.67%	A
National Financial Services LLC For Exclusive Benefit of Customers Attn: Mutual Funds, 5th floor	One World Financial Center 200 Liberty Street New York, NY 10281-1003	6.43%	A
Pershing LLC	1 Pershing Plaza Jersey City NJ 07399-0001	23.79%	B
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	8.73%	B
Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Att: Mutual Funds	101 Montgomery St. San Francisco, CA 94104-4122	6.98%	B
National Financial Services LLC For Exclusive Benefit of Customers Att: Mutual Funds, 5th Floor	One World Financial Center 200 Liberty Street New York, NY 10281-1003	7.28%	B
Charles Schwab & Co. Inc. Special Custody Account For The Exclusive Benefit of Customers Attn: Mutual Funds	101 Montgomery St San Francisco, CA 94104-4122	5.27%	B
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admin.	4800 Deer Lake Dr. E, Fl. 3 Jacksonville FL 32246-6484	21.77%	C
Morgan Stanley & Co. Attn. Mutual Funds Operations	Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	14.01%	C
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	12.84%	C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	10.63%	C
Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds	101 Montgomery St. San Francisco, CA 94104-4122	9.17%	C
National Financial Services LLC For Exclusive Benefit of Customers Att: Mutual Funds, 5th Fl.	One World Financial Center 200 Liberty Street New York, NY 10281-1003	5.01%	C
Morgan Stanley & Co. Attn: Mutual Funds Operations	Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	29.03%	Y
Merrill Lynch Pierce Fenner & Smith Inc.	4800 Deer Lake Dr. E, Fl. 3 Jacksonville, Fl. 32246-6484	25.41%	Y
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 6313	22.09%	Y
National Financial Services LLC For the Exclusive Benefit of Customers Attn: Mutual Funds, 5th Floor	One World Financial Center 200 Liberty Street New York, NY 10281-1003	10.89%	Y

The Manager and the Sub-Adviser


The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.


Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.


The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.


The Investment Advisory Agreement.The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund's investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.


The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are provided in the table below.


Accounting and Administration Agreement. The Sub-Adviser provides fund accounting and administrative services to the Fund under an accounting and administration agreement between the Sub-Adviser and the Fund. For these accounting and administrative services, the Fund pays the Sub-Adviser a minimum annual fee of $16,500, an additional $12,000 for accounting services performed with respect to the first $30,000,000 in net assets and an additional $9,000 for accounting services performed with respect to each $30,000,000 in net assets thereafter.  The accounting and administrative service fees paid by the Fund to the Sub-Adviser during its last three fiscal years are provided in the table below.

Fiscal Year Ended 12/31	Management Fees Paid to the Manager	Accounting and Administrative Service Fees Paid to the Sub-Adviser
2010	$17,143,099	$1,292,829
2011	$17,437,984	$1,315,512
2012	$20,775,864	$1,574,491

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.


The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund's portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund's portfolio. Other members of the Sub-Adviser's investment teams provide the portfolio manager(s) with counsel and support in managing the Fund's portfolio.


Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.


The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.


Pending Litigation. Since 2009, a number of class action lawsuits have been pending in federal courts against the Sub-Adviser, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Sub-Adviser and distributed by the Distributor (the "Defendant Funds"). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund's investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.


Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Sub-Adviser and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Sub-Adviser and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. The aforementioned settlement does not resolve other outstanding lawsuits against the Sub-Adviser and its affiliates relating to BLMIS.


On April 16, 2010, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Sub-Adviser, an affiliate of the Sub-Adviser and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by the Sub-Adviser's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.


The Sub-Adviser believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Sub-Adviser believes that these suits should not impair the ability of the Sub-Adviser or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.


Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella and Charles S. Pulire (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

  Other Accounts Managed. In addition to managing the Fund's investment portfolio, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those portfolios and accounts as of December 31, 2012:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Daniel G. Loughran	19	$30.4	0	$0	2	$622.79
Scott S. Cottier	19	$30.4	0	$0	2	$622.79
Troy E. Willis	19	$30.4	0	$0	2	$622.79
Mark R. DeMitry	19	$30.4	0	$0	2	$622.79
Michael L. Camarella	19	$30.4	0	$0	2	$622.79
Charles S. Pulire	19	$30.4	0	$0	2	$622.79

1. In billions.
2. In millions.
3. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.


As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser's compliance procedures and Code of Ethics recognize the Sub-Adviser's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

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Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager's responsibilities managing different funds or accounts.

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Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

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The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

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The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

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The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

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Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser's holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive either 20% or 40% of their long-term award component in the form of deferred cash investments in the fund(s) managed. Through this long-term award component, portfolio managers' interests are further aligned with those of fund shareholders.

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The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

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The peer group category is Morningstar - Muni Single State Short for the portfolio managers with respect to the Fund.

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   Ownership of Fund Shares. As of December 31, 2012, the Portfolio Manager(s) beneficially owned shares of the Fund as follows:
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Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Daniel G. Loughran	None
Scott S. Cottier	None
Troy E. Willis	$1-$10,000
Mark R. DeMitry	$10,001-$50,000
Michael L. Camarella	$10,001-$50,000
Charles S. Pulire	None

Brokerage Policies of the Fund

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Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

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The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

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Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.

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The Sub-Adviser's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The Sub-Adviser's executive officers supervise the allocation of brokerage.

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Most securities purchases made by the Fund are in principal transactions at net prices. (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.  Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Sub-Adviser may determine that a better price or execution may be obtained by using the services of a broker on an agency basis. In that situation, the Fund would incur a brokerage commission.

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Other funds advised by the Sub-Adviser have investment policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Sub-Adviser or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

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Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

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However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

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The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Advsier by a broker through which trades are placed or by a third party at the instance of the broker.

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Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.

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Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

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The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's and Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

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During the fiscal years ended December 31, 2010, 2011 and 2012, the Fund did not pay any brokerage commissions. During the fiscal year ended December 31, 2012, the Fund did not execute any transactions through or pay any commissions to firms that provide research services.

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Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended December 31, 2012:

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Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended December 31, 2012
N/A	N/A
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Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

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Class A Front-End Sales Charges and Concessions Advanced by Distributor
Fiscal Year Ended 12/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$6,017,721	$948,015	$1,403,538	$232,776	$2,225,055
2011	$3,146,729	$422,408	$1,060,172	$99,559	$1,142,406
2012	$6,093,711	$513,905	$2,898,688	$80,302	$2,431,150
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1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.  The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

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Contingent Deferred Sales Charges
Fiscal Year Ended 12/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$128,518	$37,970	$156,732
2011	$136,304	$48,870	$146,830
2012	$144,300	$30,080	$122,188
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Distribution and Service (12b-1) Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

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Under the plans, the Sub-Adviser and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Sub-Adviser derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

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A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees/Directors.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or it customers.

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so, except with respect to shares purchased prior to March 1, 2007 by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans").

Prior to March 1, 2007, the Distributor paid the 0.25% first year service fee for grandfathered retirement plans in advance and retained the service fee paid by the Fund with respect to those shares for the first year. After those shares are held for a year, the Distributor pays the ongoing service fees to recipients on a periodic basis. If those shares were redeemed within the first year after their purchase, the recipient of the service fees on those shares was obligated to repay the Distributor a pro rata portion of the advance payment of the fees. If those shares were redeemed within 18 months, they were subject to a CDSC. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year and the shares are not subject to a CDSC.

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For the fiscal year ended December 31, 2012, payments under the Class A service plan totaled $8,884,756, of which $13,518 was retained by the Distributor under the arrangement described above regarding grandfathered retirement accounts, including $62,271 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

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Class B and Class C Distribution and Service Plans. Under the Class B and Class C Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B and Class C shares. The distribution fee allows investors to buy Class B and Class C shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession, pays the service fees in advance or periodically, as described below, may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B and Class C shares, bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans, receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees, may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares, may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

Distribution fees on Class B shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

Service fees for the first year after Class B and Class C shares are purchased, are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B and Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

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Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class C shares, but does not retain any service fees as to the assets represented by that account.

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Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00% of net assets.

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Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 12/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$326,687	$255,213	$679	$0	0.00%
Class C Plan	$14,616,885	$2,148,589	$30,143	$43,355,272	2.78%
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All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

Payments to Financial Intermediaries

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Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Sub-Adviser and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Sub-Adviser or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, all or portions of the following:

Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:

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  an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus);
  ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above);
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  shareholder servicing expenses that are paid from Fund assets to reimburse the Sub-Adviser or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).
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In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Sub-Adviser derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

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  compensation for marketing support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;
  other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.
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Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager nor the Sub-Adviser considers a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

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  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.
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These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.

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For the year ended December 31, 2012, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:

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Aegon USA Securities Inc.	Massachusetts Mutual Life Insurance Company
AIG Advisor Group, Inc.	MetLife Investors Insurance Company
Allianz Life Insurance Company	MetLife Securities, Inc.
Allstate Life Insurance Company	MML Bay State Life Insurance Company
American General Annuity Insurance Company	Morgan Stanley Smith Barney LLC
American Portfolios Financial Services Inc.	Multi-Financial Securities Corporation
Ameriprise Financial Services, Inc.	Mutual Service Corporation
Ameritas Life Insurance Company	Nathan & Lewis Securities, Inc.
Ascensus, Inc.	National Planning Corporation
AXA Advisors, LLC	National Planning Holdings, Inc.
Bank of America Merrill Lynch	Nationwide Investment Services, Inc.
Cadaret Grant & Co.	New England Securities, Inc.
CCO Investment Services Corporation	NFP Securities Inc.
Chase Investment Services Corporation	Northwestern Mutual Investment Services, LLC
C.M. Life Insurance Company	Oppenheimer & Co. Inc.
Commonwealth Financial Network	Park Avenue Securities LLC
CUNA Brokerage Services, Inc.	PlanMember Securities Corp.
CUSO Financial Services LP	Prime Capital Services, Inc.
Directed Services LLC	Primevest Financial Services, Inc.
Edward Jones and Company	Protective Life and Annuity Insurance Company
Essex National Securities, Inc.	Prudential Investment Management Services, Inc.
Financial Network Investment Corporation	Raymond James & Associates, Inc.
First Clearing LLC	Raymond James Financial Services, Inc.
First Global Capital Corporation	RBC Capital Markets
FSC Securities Corporation	Riversource Life Insurance Co.
GE Life and Annuity Company	Royal Alliance Associates, Inc.
Genworth Financial, Inc.	Sagepoint Financial Advisors
Great West Life Insurance Company	Securities America, Inc.
GWFS Equities, Inc.	Security Benefit Life Insurance Company
Guardian Insurance & Annuity Company, Inc.	Signator Investments, Inc.
H.D. Vest Investment Services, Inc.	SII Investments, Inc.
Hartford Life Insurance Company	Sorrento Pacific Financial LLC
Hartford Securities Distribution Company	State Farm VP Management Corp.
ING Financial Partners, Inc.	Stifel Nicolaus & Co., Inc.
Investacorp, Inc.	Sun Life Assurance Company of Canada (U.S.)
INVEST Financial Corporation	Sun Life Insurance and Annuity Company of New York
Investment Centers of America, Inc.	Sun Life Insurance and Annuity Company (Bermuda) Ltd.
Janney Montgomery Scott LLC	SunTrust Bank
Jefferson Pilot Securities Corporation	SunTrust Investment Services, Inc.
Kemper Investors Life Insurance Company	Thrivent Financial for Lutherans
Legend Equities Co.	Tower Square Securities, Inc.
Lincoln Benefit National Life	UBS Financial Services, Inc.
Lincoln Financial Advisors Corporation	Union Central Life Insurance Company
Lincoln Financial Securities Corporation	UVEST Financial Services Group, Inc.
Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.
Linsco Private Ledger	Waterstone Financial Group
LPL Financial LLC	Wells Fargo Advisors
MassMutual Financial Group	Wescom Financial Services
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For the year ended December 31, 2012, the following firms (which in some cases are broker-dealers) received payments from the Sub-Adviser or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:


Acacia National	MetLife Securities Inc.
ACS HR Solutions LLC	Mid Atlantic Capital Co.
ADP Broker-Dealer, Inc.	Milliman, Inc.
Aegon USA	Minnesota Life Insurance Company
Alliance Benefit Group	MML Investors Services LLC
Allianz Life Insurance Company	Morgan Keegan & Co, Inc.
Allstate Financial Services, LLC	Morgan Stanley Smith Barney
Allstate Life Insurance Company	Multi-Financial Securities
American Funds	Mutual of Omaha Insurance Company
American General Annuity Insurance Company	National City Bank
American Portfolios Financial	National Investor Services Corp.
American United Life Insurance Co.	National Financial Services LLC
Ameriprise Financial Services Inc.	National Planning Corporation
Ameritas Investment Corp.	Nationwide
Ameritas Life Insurance Company	New England Securities
Annuity Investors Life Insurance Company	New York Life Insurance and Annuity Company
Ascensus	Newport Retirement Services
AXA Advisors LLC	Next Financial Group Inc.
Baden Retirement Services	NFP Securities Inc
Banc of America Investment	Northridge Securities Corp.
Bank of America Merrill Lynch	Northwestern Mutual Investment
Benefit Administration Co.	NRP Financial Inc.
Benefit Consultants Group	NYLIFE Distributors LLC
Benefit Plans Administrative Services, Inc.	NYLIFE Securities LLC
Benetech, Inc.	Oneamerica Securities Inc.
Boston Financial Data Services, Inc.	Oppenheimer & Co. Inc.
Cadaret Grant & Co.	Pacific Life Insurance Co.
Cambridge Investment Research	Park Avenue Securities LLC
Cetera Financial Specialists LLC	Penn Mutual
Cetera Investment Services LLC	Pershing LLC
Champions of the Community, Inc.	PFS Investments Inc.
Charles Schwab & Co, Inc.	Phoenix Life Insurance Company
Chase Investment Services Corp.	Plan Administrators Inc.
CitiGroup Global Markets, Inc.	PlanMember Securities
Commonwealth Financial Network	PNC Investments LLC
CPI Qualified Plan Consultants	Prime Capital Services
CUNA Brokerage Services Inc.	Primevest Financial Services, Inc.
CUNA Mutual Insurance Society	Principal Life Insurance
CUSO Financial Services LP	Proequities Inc.
DA Davidson & Co.	Protective Life and Annuity Insurance Company
DailyAccess Corp	Pruco Securities LLC
David Lerner Associates, Inc.	Prudential Investment Management
Digital Retirement Solutions	PSMI Group
Dyatech, LLC	Purshe Kaplan Sterling Investments
E*TRADE Clearing LLC	Questar Capital Corporation
Edward Jones and Company	Raymond James & Associates, Inc.
ExpertPlan Retirement Plan Services	Raymond James Financial Services
Federal Kemper Life Assurance Company	RBC Capital Markets
Fidelity	Reliance Trust Co.
Financial Network Investment	Richards, Merrill & Peterson Inc.
Financial Telesis Inc.	Robert W. Baird & Co.
First Allied Securities Inc.	Rothman Securities Inc.
First Clearing LLC	Royal Alliance Associates Inc.
First Global Capital Corporation	Sagepoint Financial Inc.
Freestone Capital Management	Santander Securities
FSC Securities Corp.	Scott & Stringfellow LLC
GE Financial Assurance	Securities America Inc.
GE Life and Annuity Company	Securities Service Network Inc.
Geneos Wealth Management Inc.	Security Benefit Life Insurance Company
Genworth Financial Securities	Signator Investors Inc.
Girard Securities Inc.	SII Investments Inc.
Great West Life Insurance Company	Smith Hayes Financial Services
Guardian Insurance & Annuity Company, Inc.	Southwest Securities, Inc.
H.D. Vest Investment Services, Inc.	Standard Insurance Co.
Hartford Life & Annuity	State Farm Mutual Funds
Hartford Life Insurance Company	Stanton Group, Inc.
H Beck Inc.	Sterne Agee & Leach, Inc.
Hennion & Walsh Inc.	Stifel Nicolaus & Co., Inc.
Hewitt Associates LLC	Summit Brokerage Services Inc.
HSBC Securities (USA) Inc.	Sunamerica
Independent Financial Group, LLC	Sun Trust Investments
ING Financial Advisers LLC	Suntrust Investment Services Inc.
Intuition Systems, Inc.	T. Rowe Price
Invest Financial Corporation	TD Ameritrade
Investacorp Inc.	The Investment Center Inc.
Investments Centers of America	The O N Equity Sales Company
Investors Capital Corp.	The Retirement Plan Company, LLC
Jackson National Life Insurance Company	Thrivent Investment Management
Janney Montgomery Scott LLC	Tiaa-Cref Individual & Institutional
JJB Hillard W.L. Lyons, Inc.	Transamerica Financial Advisors
John Hancock Life Insurance Company	Transamerica Life Insurance Co.
JP Morgan Securities, LLC	UBS Financial Services, Inc.
Kemper Investors Life Insurance Company	Unified Fund Services, Inc.
Key Investment Services Inc.	Union Bank & Trust Company
KMS Financial Services Inc.	Union Central Life Insurance Company
Lasalle St. Securities LLC	United Planners Financial
Legends Equities Corp.	USAA Investment Management Co.
Lincoln Benefit National Life	USI Securities Inc.
Lincoln Financial Advisors Corporation	Valic Financial Advisors, Inc.
Lincoln Financial Securities	Vanderbilt Securities LLC
Lincoln Investment Planning, Inc.	Vanguard Group
LPL Financial Corporation	VSR Financial Services Inc.
Madison Avenue Securities Inc.	Walnut Street Securities
Manulife Financial	Wedbush Securities
Matrix Settlement & Clearance Services	Wells Fargo Advisors LLC
Mercer HR Services	Wells Fargo Investments LLC
Merrill Lynch Pierce Fenner	Wilmington Trust Company
MetLife Investors Insurance

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in municipal securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

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  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Sub-Adviser from two active market makers in the security on the basis of reasonable inquiry.
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  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Sub-Adviser from two active market makers in the security on the basis of reasonable inquiry:
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  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
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  Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Sub-Adviser is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.
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In the case of municipal securities the Sub-Adviser uses pricing services who use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Sub-Adviser will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

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Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

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Oppenheimer AMT-Free Municipals	Oppenheimer New Jersey Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Portfolio Series Funds:
Oppenheimer Capital Income Fund	Active Allocation Fund
Oppenheimer Commodity Strategy Total Return Fund	Conservative Investor Fund
Oppenheimer Core Bond Fund	Equity Investor Fund
Oppenheimer Corporate Bond Fund	Moderate Investor Fund
Oppenheimer Currency Opportunities Fund	Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Diversified Alternatives Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Emerging Markets Debt Fund	Oppenheimer Rochester Fund Municipals
Oppenheimer Equity Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester National Municipals
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Select Value Fund
Oppenheimer International Growth Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund	Oppenheimer Short Duration Fund
Oppenheimer International Value Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund	Oppenheimer Value Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Money Market Funds :
Oppenheimer Cash Reserves
Oppenheimer Institutional Money Market Fund
Oppenheimer Money Market Fund, Inc.
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Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.

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The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares of the Oppenheimer funds normally are sold subject to an initial sales charge (except Oppenheimer Cash Reserves, Oppenheimer Institutional Money Market Fund, Oppenheimer Money Market Fund and Oppenheimer Short Duration Fund). The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares of many of the Oppenheimer funds - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of those funds. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares of the Oppenheimer funds may receive different levels of compensation for selling one class of shares rather than another.

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Effective after June 29, 2012, Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

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Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

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Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.  A fund account that has a balance below $500 due to the automatic conversion of Class B shares to Class A shares will not be subject to the Minimum Balance Fee (described below). However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to that fee.

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Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B or Class C shares of most Oppenheimer funds (including the Fund) or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which an affiliate of the Manager or the Distributor serves as the Program Manager or Program Distributor.

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A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N, Class Y or Class I shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund's Right of Accumulation policy.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

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Terms of Escrow That Apply to Letters of Intent.

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   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for instructions.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

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Minimum Account Balance. The minimum account balance is $500.

Minimum Balance Fee. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

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  A fund account whose shares were acquired after September 30th of the prior year;
  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I Want To," or call 1.888.470.0862 for instructions);
  A fund account that has only certificated shares and has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
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  Accounts holding certain Oppenheimer Variable Account Funds;
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  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus and Pension Alliance Retirement Plan programs;
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  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
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  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.
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Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $200. The Board may change the amount of the aggregate net asset value to which this involuntary redemption policy may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations within the last 12-month period. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify the minimum balance policies in its discretion.

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Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:

  An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to Class C shares or Class Y shares or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

How to Exchange Shares

Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

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How Exchanges Affect Contingent Deferred Sales Charges.  If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the fund you are exchanging into will apply to the acquired shares. This includes the redemption of shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. that were acquired by exchange.

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When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

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Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The Oppenheimer Exchange Privilege" section in the Prospectus.

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The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

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The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager and/or the Sub-Adviser to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

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The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses.  Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B and Class C shares are expected to be lower than distributions on Class A shares and Class Y shares (if applicable) because of the effect of the asset-based sales charge on Class B and Class C shares. Whether they are reinvested in Fund shares or received in cash, distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund, Inc. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. One or more Funds might not meet those tests in a particular year. If the Fund does not qualify, the Fund would (unless certain cure provisions apply) be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

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Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

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     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

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     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RICs, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

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     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

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Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

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Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. In addition, part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

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Certain positions in the Fund's portfolio may have to be "marked-to-market" (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

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Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or the Sub-Adviser may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

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Taxation of Fund Distributions. Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset). The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders reinvesting a distribution in shares of the distributing Fund, or one of the other Oppenheimer funds, will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

     Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

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If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

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"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. It also includes dividends received with respect to the stock of certain foreign corporations. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

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     Exempt-Interest Dividends. The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the Internal Revenue Code, as amended. Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and reported as "exempt-interest dividends" in a written notice sent by the Fund to its shareholders after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes. To the extent any Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

The Fund will allocate interest from tax-exempt municipal securities (as well as ordinary income, capital gains, and tax preference items discussed below) among its shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC). The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year. This percentage normally will be determined after the close of the taxable year.

Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders. Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations. "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities. The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user" or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

  certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

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     3.8% Medicare Tax. For taxable years beginning after December 31, 2012, an additional 3.8% tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

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Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

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All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss.  For shares acquired after December 22, 2010, losses realized by a shareholder on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares unless the Fund declares exempt-interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and pays such dividends at least monthly.  If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

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Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

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Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. A "foreign shareholder" includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

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If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

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For taxable years of the Fund beginning before 2014, properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

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Under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays after December 31, 2013, and the gross proceeds of share redemptions and certain capital gains dividends it pays after December 31, 2016, to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or W-8, respectively. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

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Additional information reporting requirements apply to individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

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Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.

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Additional Information About the Fund

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The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

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The Transfer Agent. OFI Global Asset Management, Inc. is the Fund's Transfer Agent.  Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund's Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.

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The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC").

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Independent Registered Public Accounting Firm.   KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager, the Sub-Adviser and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

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Appendix A: Special Sales Charge Arrangements and Waivers

OppenheimerFunds Special Sales Charge Arrangements and Waivers

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In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all Oppenheimer funds have all of the share classes described and not all waivers apply to all Oppenheimer funds.

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For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

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  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  "Grouped Plans," as defined in the section "Class N Share Availability" in this SAI,
  403(b)(7) custodial plan accounts, and
   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans
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The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, OFI Global Asset Management, Inc., and/or OppenheimerFunds, Inc. (OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. are together referred to in this appendix as the "Manager").

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Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

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I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).  Class A shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07), as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to:

  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).
  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
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  An account that is currently purchasing shares acquired by reinvestment of dividends from a unit investment trust that previously had an arrangement with the Distributor.
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  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.
  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund, Inc. may exchange.
  Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.2
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.3
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. Class C or Class N shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions by OppenheimerFunds Single K plans of Class B shares purchased after June 30, 2008.
  Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
  Distributions4 from Retirement Plans or other employee benefit plans for any of the following purposes:
  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.2
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.5
  On account of the participant's separation from service.6
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
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  Shares issued in plans of reorganization to which the Fund is a party.
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Footnotes to Appendix A:

1. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
2. This provision does not apply to IRAs.
3. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
4. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
5. This provision does not apply to loans from 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
6. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Appendix B: Special Considerations Relating to State Municipal Obligations and U.S. Territories, Commonwealths and Possessions

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Because the Fund invests in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of municipal bond funds. You should consider carefully the special risks inherent in the Fund's investment in New York municipal securities.

The Fund also invests in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal income tax and the Fund's state personal income tax. Therefore, the Fund's investments could be affected by the fiscal stability of, for example, Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Additionally, the Fund's investments could be affected by economic, legislative, regulatory or political developments affecting issuers in those territories, commonwealths or possessions.

Following is a discussion of special considerations relating to the Fund's investments in municipal securities issues by New York, Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands.

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New York

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The New York Economy . New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. In 2003, federal and state governments began reporting employment and wage statistics in accordance with the North American Industry Classification System ("NAICS") industrial classification system.

Manufacturing employment continues to decline as a share of total State employment, as in most other states, and as a result New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under NAICS, the trade, transportation, and utilities supersector accounts for the third largest component of State nonagricultural employment, but only the fifth largest when measured by wage share. This sector accounts for less employment and wages for the State than for the nation as a whole. New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages. The remaining service-producing sectors include information, professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries combined account for almost half of all nonagricultural jobs in New York. Information, education and health, and other services account for a higher proportion of total State employment than for the nation as a whole. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

Federal, State, and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of about one-half of total State and local government employment. Manufacturing and construction account for smaller shares of employment for the State than for the nation, while the combined service industries account for a larger share. The financial activities sector share of total wages is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

Economic and Demographic Trends. In calendar years 1990 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economies of the State and much of the rest of the Northeast were more heavily damaged than the nation as a whole and were slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation, and in 2000 the rates were essentially the same. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than for the nation as a whole. In contrast, the State labor market fared better than that of the nation as a whole during the most recent downturn that began in 2008, though New York experienced a historically large wage decline in 2009. The State unemployment rate was higher than the national rate from 1991 to 2000, but the gap between them has since closed, with the State rate below that of the nation from the start of the national recession through the end of 2012. Total State nonagricultural employment has declined as a share of national nonagricultural employment. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is an employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

Despite Superstorm Sandy's devastating impact on the downstate region, the pace of New York private sector job growth has remained strong, bouncing back from a loss of almost 30,000 jobs in November 2012. The State has continued to exhibit growth in professional and business services, private educational services, and tourism-related leisure and hospitality services. Private sector employment growth of 1.9 percent and 1.5 percent are projected for 2012 and 2013, respectively, virtually unchanged from the Executive Budget. Public sector employment is expected to continue to decline well into 2014. In contrast, wage growth has continued to lose momentum, as two of the State's high-wage sectors, finance and manufacturing, proceed to downsize. However, declining wage growth is estimated to have been mitigated in the fourth quarter by the accelerated payment of a sizeable portion of wages in advance of the tax increase. Wage growth for 2012 has been revised up to 3.1 percent, while growth for 2013 has been revised down to 3.3 percent. Similarly, personal income growth has been revised up to 3.4 percent for 2012, and down to 2.2 percent for 2013.

All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, the volume of financial market activity and equity market volatility pose a particularly large degree of uncertainty for New York. In addition, with Wall Street still adjusting their compensation practices in the wake of the passage of financial reform, both the bonus and non-bonus components of employee pay are becoming increasingly difficult to estimate. Securities industry revenues have in the past been a useful predictor of bonus payouts, but that relationship has become much more erratic in recent years. A weaker labor market than projected could also result in lower wages, which in turn could result in weaker household consumption. Similarly, should financial and real estate markets be weaker than anticipated, taxable capital gains realizations could be negatively affected. These effects could ripple through the State economy, depressing employment, wage, and household spending growth. In contrast, stronger national and world economic growth, or a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

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Annual Information Statement. The State Annual Information Statement dated May 11, 2012 (the "Annual Information Statement") reflects the Enacted Budget (defined below) and revisions to the spending estimates therein through May 11, 2012. The State updates the Annual Information Statement quarterly and released its first quarterly update on August 10, 2012 (the "AIS Update") which reflects the First Quarterly Update to the Enacted Budget (the "Updated Financial Plan" together with the Enacted Budget, the "State Financial Plan").

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In the AIS Update, the State estimated that the State's General Fund (the "General Fund") will remain in balance in fiscal year 2012-2013, consistent with the Enacted Budget reflected in the Annual Information Statement. General Fund receipts are expected to total $58.9 billion, consistent with the Enacted Budget, and General Fund disbursements, including transfers to other funds, are expected to total $59.2 billion, an increase of $340 million over the Enacted Budget due primarily to retroactive payments pursuant to two labor settlements. The State estimates that it will end fiscal year 2012-2013 with a General Fund balance of $1.5 billion, a decrease of $345 million from the Enacted Budget forecast. The State projects budget gaps of $982 million, $3.6 billion and $4.4 billion in fiscal years 2013-2014, 2014-2015, and 2015-2016, respectively, assuming successful implementation of gap-closing actions.

Mid-Year Update . The State released its Mid-Year Update to the State Financial Plan in November 2012 (the "Mid-Year Update"). In the Mid-Year Update, the State estimates that the State's General Fund will remain in balance in fiscal year 2012-2013, consistent with the Enacted Budget and AIS Update reflected in the Annual Information Statement. General Fund receipts are expected to total $59.1 billion, an increase of $174 million from the AIS Update, and General Fund disbursements, including transfers to other funds, are expected to total $59.4 billion, an increase of $174 million over the AIS Update. The increase in receipts primarily results from unanticipated proceeds from a settlement agreement with a bank and the increase in disbursements reflects, among other things, a decrease in resources available to offset General Fund costs and an increase in expected costs for general State charges. The State estimates that it will end fiscal year 2012-2013 with a General Fund balance of $1.5 billion, consistent with the AIS Update. The State projects budget gaps of $982 million, $3.6 billion and $4.4 billion in fiscal years 2013-2014, 2014-2015, and 2015-2016, respectively, assuming successful implementation of gap-closing actions. However, the Mid-Year Update and budget gap projections do not include an assessment of the immediate and long-term impacts of Superstorm Sandy on State receipts and disbursements. The storm's impact on the State's economy and finances is uncertain and subject to numerous factors, including the amount and timing of federal aid. The assessment of the storm's impact may result in material and adverse changes to the Mid-Year Update.

February 2013 Update . The State released its most recent quarterly update to the State Financial Plan in February 2013 (the "February Update"). In the February Update, the State estimates that it will end the current fiscal year in balance for the General Fund consistent with the Enacted Budget and the Annual Information Statement and updates thereto. General Fund receipts, including transfers from other funds, are expected to total $59.1 billion, an increase of $167 million from the Mid-Year Update. The estimate for annual tax receipts, before accounting for the impact of debt service revisions, has been lowered by $226 million, reflecting relatively weak economic growth and the disruption to activity caused by Superstorm Sandy, offset in part by changes in taxpayer behavior in response to potential Federal tax law changes. General Fund disbursements, including transfers to other funds, are expected to total $59.4 billion, an increase of $167 million over the Mid-Year Update. The State expects to end fiscal year 2013 with a General Fund cash balance of $1.47 billion. The budget gap that must be closed by the Executive Budget is projected at $1.35 billion, an increase of $370 million from the Mid-Year Update. The projected budget gaps in future years have also increased, to $1.4 billion, $4.0 billion and $5.2 billion in fiscal years 2013-2014, 2014-2015, and 2015-2016, respectively, assuming successful implementation of gap-closing actions. The budget gaps have increased in comparison to the projections in the Mid-Year Update, reflecting the State's updated assessment of economic activity, the impact of Superstorm Sandy, and other factors.

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Fiscal Year 2011-12 . The State ended the 2011-2012 fiscal year with a general fund balance of $1.79 billion, including approximately $1.3 billion in reserves and $283 million reserved for potential retroactive labor settlements.

Fiscal Year 2012-13 . The State Legislature completed action on the $133.4 billion budget for the 2012-2013 fiscal year on March 30, 2012 (the "Enacted Budget"). The State forecasts ending the 2012-2013 fiscal year in balance on a cash basis with a general fund balance of $1.8 billion, after undertaking the Enacted Budget gap-closing actions. The State Division of Budget ("DOB") estimates that the Enacted Budget gap-closing plan, if implemented successfully, eliminates the fiscal year 2012-2013 budget gap, and reduces the budget gaps in fiscal years 2013-2014, 2014-2015 and 2015-2016 to $982 million, $3.6 billion and $4.4 billion, respectively. The authorized gap-closing plan consists of approximately $2 billion in anticipated savings from actions including State agency redesign and cost-control efforts begun in fiscal year 2011-2012, local assistance savings and prepayment of fiscal year 2012-2013 debt service in fiscal year 2011-2012. Additionally, the Enacted Budget continues to limit Medicaid growth to the rate of the 10 year average change in the medical component of the Consumer Price Index, estimated to be approximately 4 percent in fiscal year 2012-2013, and continues to limit school aid growth to the rate of growth in State personal income. The authorized gap-closing plan also consists of approximately $1.5 billion in net new resources from tax reform initiatives.

Special Considerations . The DOB noted in the Annual Information Statement that many complex political, social, environmental and economic forces influence the State's economy and finances, many of which are outside the ability of the State to control. DOB believes that the projections of receipts and disbursements in the State Financial Plan are based on reasonable assumptions, but there can be no assurance that actual results will not differ materially and adversely from these projections. In certain fiscal years, actual receipts collections have fallen substantially below the levels forecast in the State Financial Plan.

The current State Financial Plan is based on numerous assumptions, including the condition of the State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of: national and international events, such as continued or worsening strife in the Middle East, the Euro-zone financial crises, changes in consumer confidence, oil supplies, and oil prices; Federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments on bonus income and capital gains realizations; household debt reduction on consumer spending and State tax collections; Federal budgetary constraints; and severe storms or other natural disasters affecting the State. Among other factors, the State Financial Plan is subject to various other uncertainties and contingencies relating to the extent, if any, to which wage increases for State employees exceed the annual wage costs assumed; changes in the size of the State workforce; the realization of the projected rate of return for pension fund assets and current assumptions with respect to wages for State employees affecting the State's required pension fund contributions; the willingness and ability of the Federal government to provide the aid contemplated by the State Financial Plan; the ability of the State to implement cost reduction initiatives, including the reduction in State agency operations, and the success with which the State controls expenditures; and the ability of the State and its public authorities to market securities successfully in the public credit markets. Some of these specific issues are described in more detail in the February Update and summarized below. The projections and assumptions contained in the State Financial Plan are subject to revisions which may involve substantial change. No assurance can be given that these estimates and projections, which include actions the State expects to be taken but which are not within the State's control, will be realized.

These include, but are not limited to, the performance of the national and State economies; the impact of continuing write-downs and other costs affecting the profitability of the financial services sector, and the concomitant effect on bonus income and capital gains realizations; access to the capital markets in light of the disruption in the municipal bond market; litigation against the State, including challenges to certain tax actions and other actions authorized in the State Financial Plan; and actions taken by the federal government, including audits, disallowances, and changes in aid levels. Such forces may affect the State's enacted budget unpredictability from fiscal year to fiscal year.

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For example, the State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are materially worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

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Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projections of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source from its estimated tax base.

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Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, and changes in the demand for the use of State services.

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An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowances or other federal actions that could affect State finances.

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In the Annual Information Statement, DOB stated that it believes that its projections of receipts and disbursements relating to the then-current Enacted Budget, and the assumptions on which they are based, were reasonable while noting that actual results, however, could differ materially and adversely from the projections set forth in the Annual Information Statement. In the past, the State has taken management actions to address potential Enacted Budget shortfalls, and DOB noted its belief that it could take similar actions should variances occur in its projections for the current fiscal year.

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Actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government have helped to create projected structural budget gaps for the State. These gaps result in a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

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Other Post-Employment Benefits. State employees become eligible for post-employment benefits ("OPEB") if they reach retirement while working for the State with at least ten years of service. The cost of providing post-retirement health insurance is shared between the State and the retired employee. Contributions are established by law and may be amended by the State Legislature. The State pays its share of costs on a Pay-As-You-Go ("PAYGO") basis as required by law.

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In accordance with Government Accounting Standards Board ("GASB") 45, the State must perform an actuarial valuation every two years for purposes of calculating OPEB liabilities. As disclosed in the State's basic financial statements for fiscal year 2012, the Annual Required Contribution ("ARC") represents the annual level of funding that, if set aside on an ongoing basis, is projected to cover normal costs each year and to amortize any unfunded liabilities of the plan over a period not to exceed 30 years. Amounts required but not actually set aside to pay for these benefits are accumulated with interest as part of the net OPEB obligation, after adjusting for amounts previously required.

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As reported in the State's basic financial statements for fiscal year 2012, an actuarial valuation of OPEB liabilities was performed as of April 1, 2010. The valuation calculated the present value of the actuarial accrued total liability for benefits as of April 1, 2010 at $72.1 billion ($59.7 billion for the State and $12.4 billion for the State University of New York ("SUNY"), determined using the frozen entry age actuarial cost method, and is amortized over an open period of 30 years using the level percentage of projected payroll amortization method. An actuarial valuation of OPEB liabilities as of April 1, 2012 is being performed and is expected to be finalized soon.

The ARC for fiscal year 2012 totaled $3.9 billion ($3.1 billion for the State and $0.8 billion for SUNY) under the frozen entry age actuarial cost method, allocating costs on a level basis over earnings. This was $2.5 billion ($1.9 billion for the State and $0.6 billion for SUNY) above the payments for retiree costs made by the State in fiscal year 2012. This difference between the State's PAYGO costs and the actuarially determined required annual contribution under GASB 45 reduced the State's currently positive net asset condition at the end of fiscal year 2012 by $2.5 billion. GASB does not require the additional costs to be funded on the State's budgetary (cash) basis, and no funding is assumed for this purpose in the State Financial Plan. The State continues to finance these costs, along with all other employee health care expenses, on a PAYGO basis.

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There is no provision in the State Financial Plan to pre-fund OPEB liabilities. If such liabilities were pre-funded, the additional cost above the PAYGO amounts would be lowered. The State's Health Insurance Council, which consists of the Governor's Office of Employee Relations, Civil Service, and DOB, will continue to review such matter and seek input from the State Comptroller, the legislative fiscal committees and other outside parties. However, it is not expected that the State will alter its planned funding practices in light of existing fiscal conditions.

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Risks to U.S. Economic Forecast . DOB explained in the Annual Information Statement that its outlook calls for tepid but improving growth. However, there are significant risks to the forecast. The strength and duration of the economic recovery and the impact of federal deficit reduction measures, which took effect on March 1, 2013, remains to be seen. The euro-debt crisis continues; any unexpected development could yet result in widening risk spreads and a decline in equity markets. A longer and deeper European recession or significantly slower growth in emerging markets could have a negative impact on the demand for U.S. exports. If gasoline prices remain elevated for a sustained period, household spending growth could be lower than anticipated, since energy price growth acts as a virtual tax on household spending. A surge in foreclosures could impede the recovery in home prices, which could in turn delay the recovery in household net worth and also result in lower rates of household spending than projected. Alternatively, a stronger than expected recovery in the labor market could result in greater household spending than projected, while a milder recession in Europe and stronger global growth more generally could result in a faster pickup in the demand for U.S. exports.

DOB explained in the February Update that the national economy slowed in the fourth quarter of calendar year 2012, but an unexpectedly steep decline in Federal government spending of 15 percent resulted in virtual stagnation during the quarter. Although the most recent high frequency data indicates an upward revision to the U.S. Bureau of Economic Analysis' initial estimate for the fourth quarter, growth for that quarter is still likely to have been the weakest since the first quarter of calendar year 2011. In addition, there is a great degree of uncertainty surrounding the Federal government spending sequester, which is scheduled to take effect on March 1 unless a compromise is reached before then. Weaker than expected inventory growth for the fourth quarter, and a discouraging industrial production report for January could be signaling anticipation of softer demand ahead among defense manufacturers. As a result, both government spending and inventory growth have been revised down for 2013. Real U.S. GDP growth of 1.8 percent is now projected for 2013, following growth of 2.2 percent for 2012.

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Outside of government spending and inventory growth, domestic final demand displayed a healthy expansion during the fourth quarter. With household spending growing 2.2 percent in the fourth quarter as anticipated, the outlook for consumer spending remains unchanged from the Executive Budget forecast. Residential fixed investment exhibited real growth of 15.3 percent in the fourth quarter, while real nonresidential investment grew a healthy 8.4 percent. In late January, Congress passed the second of two installments of appropriations to fund the Superstorm Sandy recovery effort. Based on Congressional Budget Office estimates, almost $60 billion in Federal funds is expected to be spent over 10 years on the recovery effort, with $9.0 billion expected to be spent during the 2013 Federal fiscal year, and $12.7 billion during 2014, before adjusting for inflation. These estimates represent less spending during the 2013 calendar year than anticipated in the Executive Budget forecast, but more in 2014 and the outyears. On balance, real growth in residential fixed investment for 2013 has been revised down to 14.6 percent, while real growth in nonresidential fixed investment has been revised up to 5.5 percent.

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Based on the U.S. Bureau of Labor Statistics' recent release of its annual benchmark revision to national employment, it now appears that job growth for much of 2012 was stronger than originally estimated. For the final six months of 2012, private sector U.S. employment displayed monthly average growth of 183,500, revised up from 160,200 prior to the revision. Indeed, between January 2010 and December 2012, 622,000 more private sector jobs were added than pre-benchmark estimates suggested. As a result, employment growth has been revised up for both 2012 and 2013 to 1.7 percent and 1.5 percent, respectively. This forecast implies continued moderate but steady growth. Businesses accelerated a substantial volume of both wage and dividend payouts in advance of the January 1 tax hike for high income taxpayers.

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A number of risks have intensified. With energy prices spiking yet again, it remains uncertain how gasoline price volatility will interact with the recent payroll tax hike. In addition, the sequester could result in a much larger decline in government spending than anticipated. Displays of political gridlock could extend the impact on overall economic activity well beyond those sectors directly affected by the cuts. Although the global economy is expected to improve, the Euro-area and Japan remain in recession. Slower export growth than expected could negatively affect growth in U.S. corporate profits, investment, and jobs. Alternatively, a stronger than expected pickup in the global economy could result in a faster upturn in the demand for U.S. exports, having the opposite effect. Finally, stronger than anticipated home and equity price growth present upside risks to household spending.

Status of Current Labor Negotiations . The State has multi-year labor contracts with its two largest employee unions, Civil Service Employees Association ("CSEA") and Public Employees Federation ("PEF"), as well as New York State Police Benevolent Association ("NYSPBA") (representing the Agency Police Service Unit ("APSU") bargaining unit, formerly Agency Law Enforcement Services ("ALES"), New York State Correctional Officer and Police Benevolent Association ("NYSCOPBA"), and Council 82. Most of the contracts provide for no general salary increases for fiscal year 2012 through fiscal year 2014, increases to employee health insurance contributions, and a temporary reduction in employee compensation through a deficit reduction program (DRP). Employees will receive a $1,000 lump sum payment ($775 paid in fiscal year 2014 and $225 paid in fiscal year 2015); a 2 percent salary increase in both fiscal year 2015 and fiscal year 2016; and, at the end of their contract term, the value of fiscal year 2013 deficit reduction adjustments. The PEF and NYSPBA contracts generally mirror the provisions for the other unions, but cover a four-year period, whereas the others cover a five-year period. PEF and NYSPBA-represented employees will receive a 2 percent salary increase in fiscal year 2015. PEF-represented employees will be repaid all DRP adjustments at the end of their contract in lieu of the $1,000 lump sum payment. Employees in the unions that have reached settlements with the State have contingent layoff protection for fiscal year 2013 and continuing protection for the full term of the agreements. Reductions in force due to management decisions to close or restructure facilities authorized by legislation, SAGE Commission determinations, or material or unanticipated changes in the State's fiscal circumstances are not covered by this protection.

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The State is in negotiations with its other unsettled unions and recently reached a tentative agreement with the United University Professions (UUP), which represents faculty and non-teaching professional staff within the State University system. The contract is subject to ratification by union members in spring 2013. If ratified, approximately 10 percent of the unionized workforce would not have new contracts in place.

Prior-Year Labor Settlements . The current State Financial Plan continues to include a planned reserve to cover the costs of a pattern settlement with unions that have not agreed to contracts for prior contract periods. The amount of the reserve is calculated based on the general salary increases agreed to by the State's largest unions for the same period. There can be no assurance that actual settlements for prior periods will not exceed the amounts reserved. In addition, the State's ability to fund the amounts reserved in fiscal year 2014 and beyond depends on the achievement of balanced budgets in those years. The State Financial Plan does not include reserves for settlements covering the current contract period (i.e., starting in fiscal year 2012).

Federal Funding . The State receives a substantial amount of Federal aid for health care, education, transportation, and other governmental purposes. Any reductions in Federal funding, could have a materially adverse impact on the State Financial Plan. The Federal government is lowering Medicaid developmental center payment rates for New York City, effective April 1, 2013. This amendment has the impact of lowering Federal funding to New York State by approximately $1.1 billion beginning in fiscal year 2014. The Executive Budget includes a plan to address this loss in Federal aid. The plan is subject to implementation risks and is dependent, in part, on the approval of the State Legislature and the Federal government.

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The Federal Budget Control Act ("BCA") of 2011 imposed annual caps on Federal discretionary spending over a ten-year period. The specific spending reductions necessary for Congress to remain within the caps will be decided through the annual Federal budget process, and therefore the magnitude of the impact on Federal aid for the State has yet to be determined. Further, unless additional deficit reduction is enacted, BCA directs that these additional savings be achieved through sequestration of fiscal year 2013 funding, with across-the-board cuts to Federal programs originally scheduled for January 2013, but which Congress has delayed until March 2013, and lower discretionary caps in the following eight years. DOB estimates that, if the sequester and lower spending caps are implemented, New York State and local governments could lose approximately $5 billion in Federal funding over nine years, beginning in March 2013. In light of the fact that the sequester and lower spending caps were implemented on March 1, 2013, following the February Update, their impact remains to be seen.

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In addition, the State Financial Plan may be adversely affected by other actions taken by the Federal government, including audits, disallowances, and changes to Federal participation rates or other Medicaid rules. For example, all Medicaid claims are subject to audit and review by the Federal government, and, although no official audit has commenced, questions have been raised with respect to the reimbursement methodology used for New York State Office for People with Developmental Disabilities. The rates paid for these services are established in full accordance with the methodology set forth in New York's federally-approved State Plan. While New York State continues to work collaboratively with its Federal partners to resolve these concerns, adverse action by the Federal government relative to these claims could jeopardize a significant amount of Federal financial participation in the State Medicaid program.

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Climate Change Adaptation. Climate change is expected to cause long-term threats to physical and biological systems. Potential hazards and risks related to climate change for the State include, among other things, rising sea levels, more severe coastal flooding and erosion hazards, and more intense storms. Storms in recent years, including Superstorm Sandy, Hurricane Irene, and Tropical Storm Lee, have demonstrated vulnerabilities in the State's infrastructure, including mass transit systems, power transmission and distribution systems, and other critical lifelines, to extreme weather events, including coastal flooding caused by storm surges. Significant long-term planning and investment by the Federal government, State, and municipalities will be needed to adapt existing infrastructure to the risks posed by climate change.

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Health Insurance Company Conversions . State law permits a health insurance company to convert its organizational status from a not-for-profit to a for-profit corporation (a "health care conversion"), subject to a number of terms, conditions, and approvals. Under State law, the State is entitled to proceeds from a health care conversion. The current State Financial Plan assumes no proceeds from health care conversions in fiscal year 2013; $175 million in proceeds in fiscal year 2014 and $300 million annually in fiscal years 2015, 2016 and 2017. The proceeds are expected to be deposited into the Health Care Reform Act ("HCRA") account. If a conversion does not occur on the timetable or at the levels assumed in the State Financial Plan, the State may be required to take other actions to increase available resources, such as reduce planned spending in HCRA, or finance additional expenses in the General Fund, or both.

Secured Hospital Program . Under the Secured Hospital program, the State entered into service contracts to enable certain financially distressed not-for-profit hospitals to issue debt. The contracts obligate the State to pay debt service, subject to annual appropriations by the State Legislature, on bonds issued by the New York State Medical Care Facilities Finance Agency ("MCFFA") and by the Dormitory Authority of the State of New York ("DASNY") through the Secured Hospital program. In the event there are shortfalls in revenues from other sources, which include hospital payments made under loan agreements between DASNY and the hospitals, and certain reserve funds held by the applicable trustees for the bonds, the State is liable for the debt service. As of January 1, 2013, there was approximately $493 million of outstanding bonds for the program.

The financial condition of most hospitals in the State's Secured Hospital Program continues to deteriorate. Of the eight hospitals in the program, several are experiencing significant operating losses that are likely to impair their ability to remain current on their loan agreements with DASNY. In relation to the Secured Hospital Program, the Executive Budget projections reflect the assumption of additional costs of $13 million in fiscal year 2014, approximately $30 million annually for fiscal year 2015 through fiscal year 2017, and $17 million in fiscal year 2018 as the bonds begin to be paid off. These amounts are based on the actual experience to date of the participants in the program, and would cover the debt service costs for three hospitals that currently are not meeting the terms of their agreement with DASNY. The State has additional exposure of up to a maximum of $44 million annually, if all additional hospitals in the program failed to meet the terms of their agreement with DASNY and if available reserve funds were depleted.

Bond Market . Implementation of the State Financial Plan is dependent on the State's ability to market its bonds successfully. The State finances much of its capital spending in the first instance from the General Fund or the Statewide Transportation Improvement Program ("STIP"), which it then reimburses with proceeds from the sale of bonds. If the State cannot sell bonds at the levels (or on the timetable) expected in the capital plan, the State's overall cash position and capital funding plan may be affected adversely. The success of projected public sales will be subject to prevailing market conditions. Future developments in the financial markets generally, as well as future developments concerning the State and public discussion of such developments, may affect the market for outstanding State-supported and State-related debt as well as the associated interest costs.

Litigation. Litigation against the State may include potential challenges to the constitutionality of various actions. The State may also be affected by adverse decisions that are the result of various lawsuits. Such adverse decisions may not meet the materiality threshold to warrant individual description but, in the aggregate, could still adversely affect the State Financial Plan.

State Retirement Systems. The New York State and Local Retirement Systems (the "Systems") provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The State Common Retirement Fund ("CRF") is a pooled investment vehicle in which the assets of the Systems are held and invested. The Systems comprise the New York State and Local Employees' Retirement System ("ERS") and the New York State and Local Police and Fire Retirement System ("PFRS"). The Comptroller is the administrative head of the Systems. State employees made up about 34 percent of the membership during the 2011-12 fiscal year. There were 3,039 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and many public authorities of the State.

As of March 31, 2012, 656,000 persons were members of the Systems and 403,000 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired.

The CRF experienced significant investment losses in the 2008-09 fiscal year. In order to protect employers from potentially volatile contributions tied directly to the value of the Systems' assets held by the CRF, the Systems utilize a multi-year smoothing procedure. One of the factors used to calculate employer contribution requirements is the assumed investment rate of return used by the Systems actuary, which is currently 7.5 percent. The current actuarial smoothing method spreads the impact of gains or losses above or below the 7.5 percent assumed investment rate of return over a 5-year period. Thus, because of the significant investment loss in fiscal year 2008-09, employer contribution rates increased for fiscal year 2010-11, fiscal year 2011-12, fiscal year 2012-13 and fiscal year 2013-14, and further increases are expected for fiscal year 2014-15. The amount of such future increases will depend, in part, on the value of the assets held by the CRF as of each April 1, as well as on the present value of the anticipated benefits to be paid by the Systems as of each April 1. Final contribution rates for fiscal year 2014 were released in early September 2012. The average ERS rate increased from 18.9 percent of salary in fiscal year 2013 to 20.9 percent of salary in fiscal year 2014, while the average PFRS rate increased from 25.8 percent of salary in fiscal year 2013 to 28.9 percent of salary in fiscal year 2014.

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Assets are held by the CRF for the exclusive benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the CRF. The Systems report that the net assets available for benefits as of March 31, 2012 were $153.4 billion (including $3.5 billion in receivables, which consist of employer contributions, member contributions, member loans, accrued interest and dividends, investment sales and other miscellaneous receivables), an increase of $3.9 billion or 2.6 percent from the fiscal year 2011 level of $149.5 billion. The increase in net assets available for benefits from fiscal year 2011 to fiscal year 2012 reflects, in large part, equity market performance. The valuation used by the Systems actuary will be based on audited net assets available for benefits as of March 31, 2012 and will be included in the NYSLRS' comprehensive annual financial report for that fiscal year.

Consistent with statutory limitations affecting categories of investment, the Comptroller, as trustee of the CRF, establishes a target asset allocation and approves policies and procedures to guide and direct investment activities. The purpose of this asset allocation strategy is to identify the optimal diversified mix of assets to meet the requirements of pension payment obligations to members. In the fiscal year ended March 31, 2010, an asset liability analysis was completed and a long term policy allocation was adopted. The current long term policy allocation seeks a mix that includes 43 percent equities (30 percent domestic and 13 percent international); 22 percent bonds, cash and mortgages; 8 percent inflation indexed bonds and 27 percent alternative investments (10 percent private equity, 6 percent real estate, 4 percent absolute return or hedge funds, 4 percent opportunistic and 3 percent real assets (commodities)). Since the implementation of the long-term policy allocation will take several years, transition targets have been established to aid in the asset rebalancing process.

The Systems report that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $194.3 billion on April 1, 2011 to $198.6 billion (including $89.3 billion for current retirees and beneficiaries) on April 1, 2012. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2012 in that amortized cost was used instead of market value for bonds and mortgages, and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected loss for fiscal year 2012, 40 percent of the unexpected gain for the fiscal year 2011, 60 percent of the unexpected gain for fiscal year 2010 and 80 percent of the unexpected loss for fiscal year 2009. Actuarial assets decreased from $148.6 billion on April 1, 2011 to $147.8 billion on April 1, 2012. The funded ratio, as of April 1, 2012, calculated by the System Actuary in August 2012 using the entry age normal funding method and actuarial assets, was 87 percent.

Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (the "LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation also dedicated revenues equal to one cent of the State's four cent sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations are to be amortized over a period of no more than 30 years from the dates of their original issuance.

The legislation eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no general obligation seasonal borrowing in the fifth year). This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State's ability to issue tax and revenue anticipation notes (issued in one year and maturing in the following year).

The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on seasonal borrowings. However, the State has taken extraordinary measures in recent years to manage its cash flow, including payment deferrals and permitting the State to borrow from other funds of the State (i.e., the General Fund) for a limited period of time.

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Legislation enacted in 2003 currently requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC's own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by The City of New York or its assignee, that act or omission would not constitute an event of default with respect to LGAC bonds. The Enacted Budget included a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

State Personal Income Tax Revenue Bond Financing. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by DASNY, the New York State Environmental Facilities Corporation ("EFC"), the Housing Finance Agency ("HFA"), the New York State Thruway Authority ("Thruway Authority") and the Empire State Development Corporation ("ESDC"), (collectively, the "Authorized Issuers").

The legislation provided that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund ("RBTF") for purposes of making debt service payments on State PIT Revenue Bonds, with excess amounts returned to the General Fund. The first State PIT Revenue Bonds were issued on May 9, 2002, and since that time, all of the Authorized Issuers have issued State PIT Revenue Bonds.

Legislation enacted in 2007 increased the amount of PIT receipts to be deposited into the RBTF by removing an exclusion for PIT amounts deposited to the School Tax Relief Fund (the "STAR Fund"). In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the RBTF equal the greater of (i) 25 percent of annual PIT receipts or (ii) $6 billion. Debt service on State PIT Revenue Bonds is subject to legislative appropriation, as part of the annual debt service bill. State PIT Revenue Bonds have been issued to support programs related to six general purposes: Education, Economic Development and Housing, Environment, State Facilities and Equipment, Transportation and Health Care.

As of March 31, 2012, approximately $23 billion of State PIT Revenue Bonds were outstanding. The Enacted Budget projected that $3.6 billion of State PIT Revenue Bonds will be issued in 2012-13.

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Financing Activities . For purposes of analyzing the financial condition of the State, debt may be classified as State-supported debt or the broader measure of State-related debt. "State-related debt" consists of State supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the State Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the State Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds, which can be paid without an appropriation, must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. However, general obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. The Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to 30 years, and the State currently has no bonds outstanding with a remaining final maturity that is more than 30 years.

Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing general obligation Tax and Revenue Anticipation Notes ("TRANs"), and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes ("BANs"). General obligation TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State's ability to issue general obligation TRANs that mature in the same State fiscal year in which they were issued has been limited due to the enactment of the fiscal reform program which created LGAC. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing.

Debt Reform Act. The Debt Reform Act of 2000 (the "Debt Reform Act") restricts the issuance of State-supported debt to capital purposes only and limits such debt to a maximum term of 30 years. The Debt Reform Act limits the amount of new State-supported debt to 4 percent of State personal income and new State-supported debt service costs to 5 percent of all funds receipts. The restrictions apply to all new State-supported debt issued on and after April 1, 2000. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in fiscal year 2001 and was fully phased in at 4 percent of personal income during fiscal year 2011, while the cap on new State-supported debt service costs began at 0.75 percent of all funds receipts in fiscal year 2001 and will increase until it is fully phased in at 5 percent during fiscal year 2014. The State was found to be in compliance with the statutory caps for the most recent calculation period (December 2012).

In general, the projections for new bonding over the five-year capital plan do not assume new or increased debt authorizations. Current projections estimate that debt outstanding and debt service will continue to remain below the limits imposed by the Debt Reform Act. However, the State is continuing through a period of relatively limited debt capacity. Based on the most recent personal income and debt outstanding forecasts, the available room under the debt outstanding cap is expected to decline from $2.7 billion in fiscal year 2013 to $71 million in fiscal year 2017. This includes the estimated impact of the bond-financed portion of increased capital commitment levels included in the 10-year capital planning projections. Capital spending priorities and debt financing practices may be adjusted from time to time to preserve available debt capacity and stay within the statutory limits, as events warrant.

Public Authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State supported or State-related debt. As of December 31, 2011 (New York Job Development Authority as of March 31, 2012), 18 public authorities had debt outstanding of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $170 billion, only a portion of which constitutes State-supported or State-related debt.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, tuition and fees, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. The Enacted Budget authorizes any public benefit corporation to make voluntary contributions to the State's General Fund at any time from any funds as deemed feasible and advisable by the public benefit corporation's governing board after due consideration of the public benefit corporation's legal and financial obligations, and deems such payment a "valid and proper purpose" for such funds.

There are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes. However, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefore in any given year. Some public authorities also receive moneys from State appropriations to pay for the operating costs of certain programs.

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New York City . The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

Litigation . Adverse developments in certain proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced State financial plan. The State believes that the Enacted Budget includes sufficient reserves to offset the costs associated with the payment of judgments required during the 2012-13 fiscal year. These reserves included (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential financial plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced Enacted Budget.

Other Localities . Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. Between 2004 and January 2012, the State Legislature passed 21 special acts authorizing, or amending authorizations for, bond issuances to finance local government operating deficits, including a total of four passed during the 2009 and 2010 legislative sessions. However, the legislation introduced during the regular 2012 legislative session that would have authorized Rockland County and the City of Long Beach to issue bonds to address accumulated deficits did not pass both houses of the legislature. In addition to deficit financing authorizations, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.

The Buffalo Fiscal Stability Authority has exercised Control Period powers with respect to the City of Buffalo since the City's 2004 fiscal year, but recently transitioned to advisory period powers during the City's 2013 fiscal year. In January 2011, the Nassau County Interim Finance Authority ("NIFA") declared that it was entering a control period, citing the "substantial likelihood and imminence" that Nassau would incur a major operating funds deficit of 1 percent or more during the County's 2011 fiscal year. Nassau County challenged NIFA's determination and authority to impose a control period in State Supreme Court and did not prevail. NIFA is now exercising control period powers over Nassau County. On February 14, 2013, the U.S. District Court for the Eastern District of New York issued an opinion in Carver, et al. v. Nassau County Interim Finance Authority, et al. granting the plaintiffs' motion for summary judgment seeking to nullify NIFA's imposition of a wage freeze during the control period in 2011. The court stated that the operation of its judgment shall be stayed pending an appeal, if any, by NIFA to the United States Court of Appeals for the Second Circuit. The County has announced its intent to appeal. Erie County has a Fiscal Stability Authority, the City of New York has a Financial Control Board, and the City of Troy has a Supervisory Board, all of which presently perform certain review and advisory functions. The City of Yonkers no longer operates under an oversight board but must adhere to a Special Local Finance and Budget Act. The City of Newburgh operates under fiscal monitoring by the State Comptroller pursuant to special State legislation. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's fiscal year 2013 or thereafter.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or Federal government may reduce (or in some cases eliminate) funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. The loss of temporary Federal stimulus funding also adversely impacted counties and school districts in New York State. State cashflow problems in prior fiscal years have resulted in delays in the payment of State aid, and in some cases have necessitated borrowing by the localities. Additionally, recent enactment of legislation that caps increases in most local government and school district property tax levies may affect the amount of property tax revenue available for local government and school district purposes. The legislation does not apply to New York City. Changes to sales tax distributions resulting from the 2010 Federal population census has had a material impact on certain local governments. Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.

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Grants to Local Governments. Grants to local governments include payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local assistance comprises 65 percent of State spending. In 2012-13, "all funds" spending for local assistance is proposed to total $58.8 billion, an increase of $1.5 billion (2.6 percent) from the prior year. Total spending is comprised of State aid to medical assistance providers and public health programs; State aid for education, including school districts, universities, and tuition assistance; temporary and disability assistance; mental hygiene programs; transportation; children and family services; and local government assistance. Other local assistance programs include criminal justice, economic development, housing, parks and recreation, and environmental quality. Reductions from the fiscal year 2013 current-services forecast for local assistance include both targeted actions and additional savings from the continuation of prior-year cost containment actions, which together contribute $777 million to the General Fund gap-closing plan.

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Medicaid . Medicaid is a means-tested program that finances health care services for low-income individuals and long-term care services for the elderly and disabled, primarily through payments to health care providers. The Medicaid program is financed jointly by the State, the Federal government, and local governments (including New York City). New York's Medicaid spending is projected to total approximately $54.0 billion in fiscal year 2012-13, including local contributions.

The Executive Budget reflects continuation of the Medicaid spending cap enacted in fiscal year 2012, and recommends funding consistent with its provisions. The cap is based on the ten-year average change in the medical component of the CPI. Statutory changes approved with the fiscal year 2012 Enacted Budget grant the Executive certain administrative powers to help hold Medicaid spending to the capped level. The statutory changes, currently set to expire at the end of fiscal year 2014, are expected to be extended through fiscal year 2015, pursuant to authorization being recommended in the Executive Budget. The cap itself remains in place, and the Updated Financial Plan assumes that statutory authority will be extended in subsequent years.

Factors affecting the level of Medicaid spending growth that must be managed within the cap include Medicaid enrollment, costs of provider health care services (particularly in managed care) and levels of utilization. The number of Medicaid recipients, including Family Health Plus ("FHP"), is expected to exceed 5.6 million at the end of fiscal year 2014, an increase of 7.3 percent from the fiscal year 2013 caseload of 5.3 million, a result mainly attributable to expanded eligibility pursuant to the Affordable Care Act ("ACA"). Under the provisions of the ACA, the Federal government is expected to finance a greater share of Medicaid costs, the impact of which is expected to lower future growth in State-share Medicaid costs beginning in fiscal year 2014.

The Enacted Budget includes authorization to establish a phased-takeover of local government administration of the Medicaid program, and to cap spending on local Medicaid administration at fiscal year 2012 appropriation levels. The Enacted Budget also provides Medicaid spending relief for all counties and New York City by reducing the growth in local Medicaid payments. These changes are expected to further provide fiscal and administrative relief to local governments, consistent with other legislation the State has enacted in recent years to reduce the tax burden on its citizens. The State share of Department of Health Medicaid spending is financed from both the General Fund, as well as special revenue funding primarily through the Health Care Reform Act.

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School Aid . The Enacted Budget included a two-year appropriation and continues the change to tie future increases in school aid ("School Aid") to the rate of growth in New York State personal income. Under this limit, School Aid funding will increase by $611 million in school year 2014, a 3.0% percent increase from school year 2013. Over the multi-year financial plan, School Aid funding is expected to be a function of both a personal income growth index used to determine allowable growth and future legislation to allocate the allowable increases. Current law prescribes allowable growth to include spending for new competitive performance grant programs which reward school districts that demonstrate significant student performance improvements or those that undertake long-term structural changes to reduce costs and improve efficiency. Allowable growth also includes increases in expense-based aid programs (e.g., building aid, transportation aid) and certain other aid categories under existing statutory provisions. Any remaining amount of allowable growth can be allocated pursuant to a chapter of law for purposes including, but not limited to, additional spending for competitive grants, phase-in increases in Foundation Aid or restoration of the Gap Elimination Adjustment ("GEA").

For the 2012-13 school year, the $805 million allowable increase includes $243 million in growth in expense-based aids and other miscellaneous aid categories under current law, a $400 million GEA restoration, a $112 million increase in Foundation Aid, and $50 million to support the first of three annual payments for the first round of performance grants. A second, expanded round of performance grants will be awarded in the 2012-13 school year from $75 million in annual funding outside the school aid growth limit. Based on updated estimates of personal income growth, School Aid is projected to increase by an additional $686 million in school year 2015 and $989 million in school year 2016. School Aid is projected to reach an annual total of $23.8 billion in school year 2017.

The State finances School Aid from General Fund revenues and from lottery fund receipts, including video lottery terminals ("VLT"), which are accounted for and disbursed from a dedicated revenue account. Because the State fiscal year begins on April 1, the State pays approximately 70 percent of the annual school year commitment during the State fiscal year in which it is enacted, and pays the remaining 30 percent in the first three months of the following State fiscal year. State spending for School Aid is projected to total $20 billion in fiscal year 2013. In future years, receipts available to finance School Aid from core lottery sales is projected to remain relatively flat while VLT receipts are anticipated to increase through fiscal year 2015 as a result of the new VLT facility at the Aqueduct Racetrack. In addition to State aid, school districts receive over $3 billion annually in Federal categorical aid.

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Ratings

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The rating of the State's general obligation debt is "AA" by Fitch, Inc. ("Fitch") as of March 5, 2013, "Aa2" by Moody's Investors Service, Inc. ("Moody's") as of March 5, 2013, and "AA" by Standard & Poor's Rating Services ("S&P") as of March 6, 2013.

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Each rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

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Puerto Rico

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The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the Commonwealth of Puerto Rico (as used in this section, the "Commonwealth" or "Puerto Rico") and is based on information in publicly available documents. This information has not been independently verified. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the Commonwealth or its issuers since the date of its preparation. Any such change(s) may adversely affect the Commonwealth's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected Commonwealth financial situation, which in turn could hamper fund performance.

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Further, the marketability, valuation or liquidity of Commonwealth municipal securities may be negatively affected in the event that Commonwealth localities or authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit rating downgrade relating to default by, or insolvency of, one or several Puerto Rico municipal securities issuers could affect the market values and marketability of many or all Puerto Rico municipal obligations. Economic and other conditions within the Commonwealth may affect the credit risk of those localities or authorities to the extent that such localities and authorities are reliant upon Commonwealth appropriations. Puerto Rico continues to face fiscal and economic stress, which could negatively affect the value of investments in Puerto Rico securities. In addition, the difficulties encountered by bond insurers in the wake of the subprime mortgage crisis and other credit and overall market events may continue to impact municipal securities negatively, and the full effects of these events remain uncertain.

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There can be no assurances that Puerto Rico will not continue to face fiscal and economic stress or that the economic environment will not worsen, further adversely impacting Puerto Rico's financial condition and the ability of Puerto Rico municipal issuers to pay their debt.

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On November 6, 2012, Alejandro GarcÃa Padilla defeated Governor Luis Fortuño in the gubernatorial election for the four-year term commencing on January 2, 2013. This development could result in changes in the Government's economic and fiscal policies.

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Relationship between Puerto Rico and the United States .

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Puerto Rico's constitutional status is that of a territory of the United States (U.S.), and pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 U.S. states. It differs from the states, however, in its relationship with the U.S. federal government. The people of Puerto Rico are citizens of the U.S. but do not vote in U.S. national elections. They are represented in Congress by a Resident Commissioner that has a voice in the House of Representatives but no vote (except in House committees and sub-committees to which he belongs). Most U.S. federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No U.S. federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax.

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General Economic Conditions.

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The economy of Puerto Rico is closely linked to the U.S. economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the U.S. economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures.

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The Commonwealth in the past has established policies and programs directed principally at developing the manufacturing and service sectors and expanding and modernizing the Commonwealth's infrastructure. Domestic and foreign investments have historically been stimulated by selective tax exemptions, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the population.

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Puerto Rico's economy experienced a considerable transformation during the second half of the twentieth century, from an agricultural-based economy to an industrial one. Factors contributing to this transformation included government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases experienced from January 2002 to June 2008, the contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy.

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The Commonwealth's economy entered into a recession in the fourth quarter of fiscal year 2006, a fiscal year in which the real gross national product (GNP) grew by only 0.5% and the Government of Puerto Rico (Government) was shut-down for the first two weeks of May. For fiscal years 2008, 2009 and 2010, the real GNP contracted by 2.9%, 3.8% and 3.4%, respectively. For fiscal year 2011, preliminary reports indicate that the real GNP contracted by 1.5%. The Puerto Rico Planning Board (Planning Board) projects an increase in real GNP of 0.9% for fiscal year 2012 and 1.1% for fiscal year 2013.

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The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. Total employment in the manufacturing sector decreased by 31,700 from fiscal year 2005 to fiscal year 2011. For fiscal years 2007, 2008, 2009, 2010 and 2011, manufacturing employment decreased by 4.2%, 3.5%, 7.0%, 8.7% and 3.1%, respectively. For the first ten months of fiscal year 2012, average employment in the sector decreased by 3,200 jobs, or 3.7%, compared to the same period of the previous year. Given that this sector pays, on average, the highest wages in Puerto Rico, its general downturn represents a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector's job shrinkage: the end of the phase-out of the tax benefits afforded by Section 936 of the U.S. Internal Revenue Code, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and, currently, the effects of the global economic decline. Puerto Rico's manufacturing sector continues to face increased international competition. As patents on pharmaceutical products manufactured in Puerto Rico expire and the production of such patented products is not replaced by new products, there may be additional job losses in this sector and a loss of tax revenues for the Commonwealth.

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Puerto Rico has experienced mixed results in the service sector, which, for purposes of the data set forth below, includes wholesale and retail trade, utilities, transportation and warehousing, information, finance and insurance, real estate and rental, and certain services such as professional, scientific, technical, management, administrative, support, educational, health care, social, recreational, accommodation, food and other services. This sector has expanded in terms of income over the past decade, following the general trend of other industrialized economies, but with differences in the magnitudes of those changes. During the period between fiscal years 2007 and 2011, the gross domestic product (GDP) in this sector, in nominal terms, increased at an average annual rate of 0.4%, while payroll employment in this sector decreased at an average annual rate of 0.9% during that period. In the Puerto Rico labor market, self-employment, which is not accounted for in the Payroll Survey, represents approximately 15% of total employment. According to the Household Survey, most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction. The service sector ranks second to manufacturing in its contribution to GDP, but first in its contribution to real GNP. The service sector is also the sector with the greatest amount of employment. Service-sector employment decreased from 565,242 in fiscal year 2007 to 545,767 in fiscal year 2011 (representing 59.1% of total, non-farm, payroll employment). The average service-sector employment for fiscal year 2011 represents an increase of 0.8% compared to the prior fiscal year. For the first ten months of fiscal year 2012, average service-sector employment was 539,811, a decrease of 1.1% with respect to the same period for the prior fiscal year.

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One factor that has promoted and continues to promote the development of the manufacturing and service sectors in Puerto Rico is the various local and federal tax incentives available, particularly those under Puerto Rico's Industrial Incentives Program.

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The total unemployment rate in Puerto Rico was 15.2% in the first 10 months of fiscal year 2012, a decrease from 15.9% from fiscal year 2011.

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General Risks. Many complex political, social, and economic factors influence the Commonwealth's economy and finances. Such factors may affect the Commonwealth's budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole; (ii) developments with respect to the manufacturing and service sectors of the economy; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Commonwealth; (v) the impact of the Commonwealth's fiscal stabilization plan; and (vi) the impact of the funds received or expected to be received pursuant to the American Recovery and Reinvestment Act of 2009 (ARRA), which was enacted by the U.S. government to stimulate the U.S. economy in the wake of the global economic downturn.

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These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the Commonwealth's fiscal and economic condition. Such factors could have an adverse impact on the Commonwealth budget in the current year and could result in declines, possibly severe, in the value of the Commonwealth's and municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

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Forecast for Fiscal Years 2012 and 2013 . In April 2012, the Planning Board released its revised GNP forecast for fiscal year 2012 and fiscal year 2013. The Planning Board revised its GNP forecast for fiscal year 2012 from a projected growth of 0.7% to 0.9%, both in constant dollars. The Planning Board's revised forecast for fiscal year 2012 took into account the estimated effects on the Puerto Rico economy of the Government's fiscal stabilization plan, the impact of the initial phase of tax reform, the disbursement of funds from ARRA, the continuation of the fiscal stabilization plan, and the activity expected to be generated from the Government's local stimulus package (particularly in public construction investment). The revised forecast also considered the effect on the Puerto Rico economy of general and global economic conditions, the U.S. economy, the volatility of oil prices, interest rates, and the behavior of local exports, including expenditures by visitors. The Planning Board's forecast for fiscal year 2013 projects an increase in GNP of 1.1% in constant dollars. The Planning Board's forecast for fiscal year 2013 took into account the estimated effect of the projected growth of the U.S. economy, tourism activity, personal consumption expenditures, federal transfers to individuals and the acceleration of investment in construction due to the Government's local stimulus package (particularly in public construction investment) and the establishment of public-private partnerships. It also took into account the disbursement of the remaining ARRA funds, and the continuation of the implementation of the tax reform.

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Tax Reform. In February 2010, the Governor of Puerto Rico (Governor) established a committee to review the Commonwealth's income tax system and propose a comprehensive tax reform directed at promoting economic growth and job creation within the framework of the current policy of seeking fiscal stability. The committee presented its findings to the Governor and, on October 25, 2010, the Governor announced that he was submitting to the Legislative Assembly various bills in order to implement the tax reform.

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The tax reform consists of two phases. The first phase, enacted as Act No. 171 of November 15, 2010, was expected to provide individual and corporate taxpayers with aggregate savings of $309 million for taxable year 2010. The second phase, enacted as Act No. 1 of January 31, 2011 (Act 1 of 2011), was projected to provide individual and corporate taxpayers aggregate annual average savings of $1.2 billion for the next six taxable years, commencing in taxable year 2011. The tax relief provisions applicable to individuals and corporations for taxable years 2014 through 2016 become effective only if certain conditions are met.

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The Government anticipates that the reduction in income tax revenues resulting from the implementation of the tax reform should be offset fully by the additional revenues produced by (i) enhanced tax compliance measures, (ii) the elimination of certain incentives and tax credits, (iii) a new temporary excise tax imposed on a controlled group member's acquisition from another group member of certain personal property manufactured or produced in Puerto Rico and certain services performed in Puerto Rico (at a declining rate from 4% for 2011 to 1% for 2016), and (iv) an expansion of taxation rules that characterize certain income of non-resident corporations, partnerships and individuals as effectively connected with the conduct of a trade or business in Puerto Rico and therefore subject to Puerto Rico income tax. The temporary excise tax and the expansion of the taxation of certain foreign persons were adopted by Act No. 154 of October 25, 2010, as amended (Act No. 154). In circumstances in which the temporary excise tax applies, the expansion of the taxation of nonresident individuals, foreign corporations and foreign partnerships does not apply. The other revenue-enhancement measures, which are part of the second phase of the tax reform, are included in Act No. 1 of 2011. On December 29, 2010, the Treasury Department of Puerto Rico (Treasury Department) adopted regulations that provide certain tax credits against the temporary excise tax that lessen its impact on affected taxpayers subject to the temporary excise tax. These regulations became effective on January 1, 2011. The regulations address implementation and interpretation issues and include provisions regarding certain applicable credits against the tax subject to maintaining a baseline employment and other conditions. The Government estimates that this excise tax will affect foreign corporations or partnerships that are principally engaged in the manufacturing of pharmaceuticals and electronics. The Government expects to raise approximately $1.4 billion from the excise tax during the first year of implementation of Act No. 154 and $5.6 billion for the six-year period that the excise tax is in place.

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The first monthly excise tax payment was due in February 2011. For the remaining period of fiscal year 2011, excise tax collections were $677.6 million. For the first nine months of fiscal year 2012, the collections from the excise tax were $1.379 billion. These amounts have exceeded government projections.

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In connection with the expansion of the taxation of foreign persons by Act No. 154, the Government obtained a legal opinion regarding the creditability of the excise tax for U.S. federal income tax purposes. The opinion concludes that this excise tax should be creditable against U.S. federal income tax. That conclusion was based in part upon a determination that the expansion of the taxation of foreign persons and the imposition of the excise tax more likely than not satisfy the constitutional requirements of due process and the Commerce Clause of the U.S. Constitution, for reasons discussed therein. It is the position of the Government that the excise tax is a tax imposed in substitution of the generally imposed income tax and that, as such, under Section 903 of the U.S. Internal Revenue Code of 1986, as amended (Section 903), U.S. taxpayers can claim a foreign tax credit for amounts paid.

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On March 30, 2011, the U.S. Internal Revenue Service (IRS) issued Notice 2011-29 addressing the creditability of the new excise tax imposed by Act No. 154. Notice 2011-29 provides that the provisions of the new Puerto Rico excise tax are novel and the determination of its creditability requires the resolution of a number of legal and factual issues. Pending the resolution of those issues, the IRS will not challenge a taxpayer's position that the excise tax is a tax in lieu of an income tax under Section 903. The IRS also provided that any change in the foregoing tax credit treatment of the excise tax after resolution of the pending issues will be prospective and will apply to excise tax paid or accrued after the date that further guidance is issued. Still, ultimate resolution of the proper treatment of this tax could have a negative impact on the Government's revenues. Further, Act No. 154 has not been challenged in court. Consequently, no court has passed on the constitutionality of Act No. 154. There can be no assurance that its constitutionality will not be challenged and that, if challenged, the courts will uphold Act No. 154. To the extent a court determines that the imposition of the excise tax or the expansion of the income tax, or both, are unconstitutional, the Government's revenues may be adversely affected in a material way.

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Structural Budget Imbalance. Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund total revenues and expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was $3.3 billion, consisting of the difference between total revenues from non-financing sources of $7.6 billion and total expenditures of $10.9 billion. Prior to fiscal year 2009, the Commonwealth bridged such deficit through the use of non-recurring measures, such as borrowing from Government Development Bank for Puerto Rico (GDB) or in the bond market, postponing the payment of various government expenses, such as payments to suppliers and utilities providers, and other one time measures such as the use of derivatives and borrowings collateralized with government owned real estate and uncollected General Fund revenues. In order to address the fiscal imbalance, since March 2009, the Government has taken multiple steps in an attempt to address and resolve this structural imbalance, including the implementation of a multi-year fiscal stabilization plan and the restructuring of a portion of the Commonwealth's debt service.

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For fiscal year 2011, the structural imbalance was approximately $1.841 billion (approximately 1.2 billion if the debt service amounts that were refinanced during fiscal year 2011 are excluded). For fiscal year 2012, the preliminary structural imbalance is $610 million if the debt service amounts due in fiscal year 2012 that were refinanced during fiscal year 2012 are excluded.

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Fiscal Stabilization Plan. In January 2009, the Commonwealth's administration, which controlled the Executive and Legislative branches of government, began to implement a multi-year plan designed to achieve fiscal balance, restore sustainable economic growth and safeguard the investment-grade ratings of the Commonwealth. The fiscal stabilization plan, which was generally contained in Act No. 7, sought to achieve budgetary balance, while addressing expected fiscal deficits in the intervening years through the implementation of a number of initiatives, including: (i) a gradual operating expense-reduction plan through reduction of operating expenses, including payroll, which is the main component of government expenditures, and the reorganization of the Executive Branch; (ii) a combination of temporary and permanent revenue raising measures, coupled with additional tax enforcement measures; and (iii) certain financial measures. The proceeds from the COFINA bond issuance program, which are held by GDB in a special account (Stabilization Fund), have been used to repay existing government debt (including debts with GDB), finance operating expenses for fiscal years 2008 through 2011 (and have been used in fiscal year 2012 to cover government expenses included in the government's annual budget for such fiscal year), including costs related to the implementation of a workforce reduction plan, and fund an economic stimulus plan. Political developments could result in changes in the Government's economic and fiscal policies.

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Economic Reconstruction Plan. In fiscal year 2009, the Commonwealth's administration began to implement a short-term economic reconstruction plan. The cornerstone of this plan was the implementation of U.S. federal and local economic stimulus programs. The Commonwealth was awarded approximately $6.8 billion in stimulus funds under the ARRA program. Approximately $3.3 billion of the ARRA funds is allocated for consumer and taxpayer relief and the remainder will be used to expand unemployment and other social welfare benefits, and spending in education, healthcare and infrastructure, among others. As of May 11, 2012, the Commonwealth had disbursed $6.1 billion in ARRA funds, or 86%, of awarded funds. The Commonwealth's administration has complemented the U.S. federal stimulus package with additional short and medium-term supplemental stimulus measures that seek to address local economic challenges and provide investment in strategic areas. These measures included a local $500 million economic stimulus plan to supplement the federal plan.

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Economic Development Plan. The Commonwealth's administration also has developed the Strategic Model for a New Economy, which is a comprehensive long-term economic development plan aimed at improving Puerto Rico's overall competitiveness and business environment and increasing private-sector participation in the Puerto Rico economy. As part of this plan, the Commonwealth's administration enacted Act No. 161 of December 1, 2009, which overhauled the permitting and licensing process in Puerto Rico in order to provide for a leaner and more efficient process that fosters economic development. The Commonwealth's administration enacted Acts No. 82 and 83 of July 19, 2010, which provided for a new energy policy that seeks to lower energy costs and reduce energy-price volatility by reducing Puerto Rico's dependence on fuel oil and the promotion of diverse, renewable-energy technologies. Moreover, the Commonwealth's administration adopted a comprehensive tax reform that takes into account the Commonwealth's current financial situation. In addition, to further stimulate economic development and cope with the fiscal crisis, on June 8, 2009, the Commonwealth's Legislative Assembly approved Act No. 29 establishing a clear public policy and legal framework for the establishment of public-private partnerships (PPP) to finance and develop infrastructure projects and operate and manage certain public assets. As a result, the Highways and Transportation Authority received a lump-sum payment of $1.136 billion and a commitment to invest $56 million in immediate improvements. The Commonwealth's administration has also identified strategic initiatives to promote economic growth in various sectors of the economy where the Commonwealth is believed to have competitive advantages and several strategic/regional projects aimed at fostering balanced economic development throughout the Island. These projects, some of which are ongoing, include tourism and urban redevelopment projects.

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Proposed Budget For Fiscal Year 2013. On April 24, 2012, the Governor submitted to the Legislature a proposed budget for fiscal year 2013. The proposed budget provides for General Fund total revenues and total expenditures of $9.08 billion, which is $177 million lower than projected spending for fiscal year 2012. The proposed budget includes additional recourses of $333 million to cover the fiscal year 2013 deficit by the release of resources deposited in a contingency fund and from the issuance of capital appreciation bonds. During fiscal year 2013, the Government anticipates to refinance approximately $575 million of principal and interest due on the Commonwealth's general obligation bonds. The fiscal year 2013 proposed expenditures exclude certain expenditures that were due in fiscal year 2013 related to central government accounts payable with public corporations that were being paid through a multi-year payment plan established in 2009 but that are expected to be paid during fiscal year 2012 from available moneys resulting from the refinancing of certain bond payments due in fiscal year 2012. The certified budget deficit for fiscal year 2013 would be reduced to $333 million, the lowest since fiscal year 2005.

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Industrial Incentives Program. Since 1948, Puerto Rico has had various incentives laws designed to promote investment and job creation. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other local taxes. The most recent of these incentives laws is the Economic Incentives Act, enacted in May 2008. The Economic Incentives Act is designed to stimulate employment and productivity, research and development, capital investment, reduction in the cost of energy and increased purchase of local products. The benefits provided by the Economic Incentives Act are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grants, expand current operations or commence operating a new eligible business. The activities eligible for tax exemption under the Economic Incentives Act include manufacturing, certain designated services performed for markets outside Puerto Rico (including the U.S. mainland), the production of energy from local renewable sources for consumption in Puerto Rico and laboratories for research and development.

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Public Sector Debt . The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceed 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the treasury in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds are unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% constitutional debt limitation. The Commonwealth's policy has been and continues to be to manage such debt within the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products.

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Commonwealth Guaranteed Debt. As of March 31, 2012, $4.17 billion of Commonwealth guaranteed bonds of the PBA were outstanding. Maximum annual debt service on these bonds is $993.1 million in fiscal year 2028, with their final maturity being July 1, 2041. No payments under the Commonwealth guaranty have been required to date for these bonds. As of March 31, 2012, $267 million of Commonwealth guaranteed bonds of GDB were outstanding. No payments under the Commonwealth guaranty have been required for these bonds. Port of the Americas Authority (PAA) had outstanding bonds guaranteed by the Commonwealth (the PAA Guaranteed Bonds), representing a $250 million GDB financing with an outstanding principal amount of $214.8 million. The Commonwealth has begun to make payments of debt service on the PAA Guaranteed Bonds and expects to make all payment on the PAA Guaranteed Bonds under the full faith and credit guarantee of the Commonwealth. The Commonwealth has made payments under its guaranty of the PAA Guaranteed Bonds of $43.4 million. As of March 31, 2012, the aggregate outstanding principal amount of obligations the Puerto Rico Aqueduct and Sewer Authority (PRASA) guaranteed by the Commonwealth was $1.098 billion. This amount consisted of $284.8 million in revenue bonds sold to the public, $373.0 million in bonds issued to the U.S. Department of Agriculture, Rural Development, and $440.1 million in loans by the State Revolving (Clean Water and Safe Drinking Water Act) Funds for the benefit of PRASA. From January 1997 through fiscal year 2005, the Commonwealth made debt service payments under its guaranty. Beginning with the debt service payment due January 1, 2006, the Commonwealth stopped making guarantee payments on these obligations and PRASA resumed making payment on this debt. In the event PRASA is unable to make any portion of the future debt service payments on its guaranteed obligations, the Commonwealth would be required once more to make such payments from the General Fund under its guarantee.

Retirement Systems. Substantially all of the public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System of the Government of the Commonwealth (the Employees Retirement System), the Puerto Rico System of Annuities and Pensions for Teachers (the Teachers Retirement System), the Commonwealth Judiciary Retirement System (the Judiciary Retirement System), the Retirement System of the University of Puerto Rico (the University Retirement System) and the Employees Retirement System of Puerto Rico Electric Power Authority (the Electric Power Authority Retirement System). The Employees Retirement System and the Teachers Retirement System are the largest plans, both in number of active members and retirees and in the amount of their actuarial accrued liabilities. The University Retirement System and the Electric Power Authority Retirement System cover employees of the University of Puerto Rico and Electric Power Authority, respectively, and are funded by those public corporations from their revenues. Although the Commonwealth is not required to contribute directly to those two systems, a large portion of the University's revenues is derived from legally mandated legislative appropriations.

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Unfunded Pension Benefit Obligations and Cash Flow Deficits of the Retirement Systems. One of the challenges every administration has faced during the past 20 years is how to address the growing unfunded pension benefit obligations and funding shortfalls of the three government retirement systems (the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System) that are funded principally with budget appropriations from the Commonwealth's General Fund. As of June 30, 2011, the date of the latest actuarial valuations of the retirement systems, the unfunded actuarial accrued liability (including basic and system administered benefits) for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was $23.7 billion, $9.1 billion and $319 million, respectively, and the funded ratios were 6.8%, 20.8% and 16.7%, respectively.

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Funding Shortfalls. Based on current employer and member contributions to the retirement systems, the unfunded actuarial accrued liability will continue to increase significantly, with a corresponding decrease in the funded ratio. The current annual contributions are not sufficient to fund pension benefits, and thus, are also insufficient to amortize the unfunded actuarial accrued liability. Because annual benefit payments and administrative expenses of the retirement systems have been significantly larger than annual employer and member contributions, the retirement systems have been forced to use investment income, borrowings and sale of investment portfolio assets to cover funding shortfalls. The funding shortfall (basic system benefits, administrative expenses and debt service in excess of contributions) for fiscal year 2012 for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was approximately $839 million, $315 million and $9 million, respectively. For fiscal year 2013, the funding shortfall is expected to be $806 million, $312 million and $9 million, respectively. As a result, the assets of the retirement systems are expected to continue to decline.

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Based on the assumptions used in the latest actuarial valuations, including the expected continued funding shortfalls: (i) the Employees Retirement System, the largest of the three retirement systems, would deplete its net assets (total assets less liabilities, including the principal amount of certain pension obligation bonds) by fiscal year 2014 and its gross assets by fiscal year 2020; (ii) the Teachers Retirement System would deplete its net and gross assets by fiscal year 2022; and (iii) the Judiciary Retirement System would deplete its net and gross assets by fiscal year 2019. The years for actual depletion of the assets could vary depending on how actual results differ from the assumptions used in the actuarial valuations, as well as based on any future changes to the contribution and benefits structures of the retirement systems. Since the Commonwealth and other participating employers (such as municipalities and participating public corporations) are ultimately responsible for any funding deficiency in the three retirement systems, the depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover annual funding deficiencies. It is estimated that the Commonwealth would be responsible for approximately 74% of the combined annual funding deficiency of the three retirement systems, with the balance being the responsibility of the municipalities and participating public corporations.

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The Commonwealth also provides non-pension post-employment benefits that consist of a medical insurance plan contribution. These benefits, which amounted to $114.2 million for fiscal year 2010 and $125.4 million for fiscal year 2011, are funded on a pay-as-you-go basis from the General Fund and are valued using actuarial principles similar to the way pension benefits are calculated. Based on the latest actuarial valuations, as of June 30, 2011, the aggregate unfunded actuarial accrued liability of these benefits for the three retirement systems was $2.7 billion.

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If the Commonwealth fails to take action in the short-term to address the retirement systems' funding deficiencies, the continued use of investment assets to pay benefits as a result of funding shortfalls and the resulting depletion of assets could adversely affect the ability of the retirement systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the retirement systems' assets and a significant increase in the unfunded actuarial accrued liability. Based on current projections, the Commonwealth would have difficulty funding the annual required contributions unless it implements significant reforms to the retirement systems, obtains additional revenues, or takes other budgetary measures.

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Litigation. The Commonwealth and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the Commonwealth is involved in certain other legal proceedings (described in the Commonwealth's recent Official Statements) that, if decided against the Commonwealth, might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

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The Teachers Retirement System is seeking reimbursement from the Commonwealth's General Fund in the amount of $119.6 million for special benefits paid by the Teachers Retirement System to its beneficiaries through June 30, 2004, pursuant to special benefit laws enacted by the Commonwealth's Legislative Assembly. The Teachers Retirement System's interpretation of these special benefit laws, to the effect that the Commonwealth is required to reimburse the Teachers Retirement System for such special benefits paid, is being disputed by the Office of Management and Budget. In March 2009 the Department of Education paid to the Teachers Retirement System the amount of $12.2 million as partial payment. On April 23, 2010, the Office of Management and Budget of the Government and the Teachers Retirement System settled the remaining claim for $53.8 million, to be paid in five equal installments of $10.8 million during the next five fiscal years, starting in fiscal year 2011. In July 2011, the Teachers Retirement System received the second installment. The Employees Retirement System is also seeking reimbursement from the Commonwealth, the municipalities and public corporations in the amount of approximately $78 million, $24 million and $40 million, respectively, for cumulative System Administered Pension Benefits paid to its beneficiaries through June 30, 2011.

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Municipal Downgrades and Insolvency. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and insolvency, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a fund's investments. Recent downgrades of certain municipal securities insurers have negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the Commonwealth or municipalities fail to sell bonds when and at the rates projected, the Commonwealth could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

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Ratings

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On March 20, 2013, Fitch downgraded its rating of the Commonwealth's general obligation debt from "BBB+" to "BBB-" with a negative outlook. On December 13, 2012, Moody's downgraded its rating of the Commonwealth's general obligation debt from "Baa3" to "Baa1" with a negative outlook. On March 13, 2013, S&P downgraded its rating of the Commonwealth's general obligation debt from "BBB" to "BBB-" with a negative outlook.

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Each rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

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Guam

Relationship between Guam and the U.S.

The constitutional status of the island of Guam (as used in this section, "Guam" or the "Territory") is that of an unincorporated territory of the U.S., and, pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over the Territory is the U.S. Congress. The organization and powers of the government of the Territory (as used in this section, "Government") are determined by the terms of the Organic Act.

General Economic Conditions

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Tourism revenues and U.S. federal and military spending contribute to Guam's economy. Guam's proximity to many of the major cities of Asia and the South Pacific greatly contributes to the diversity of the island's population and the visitor industry. This geographic feature also provides U.S. military operations with significant flexibility compared to other locations in the Pacific and Asia. On September 24, 2012, the Bureau of Economic Analysis of the United States Department of Commerce ("BEA") released its 2010 gross domestic product ("GDP") and gross domestic income ("GDI") estimates for Guam and revised estimates for 2002 through 2009. The BEA's estimates indicate that Guam's GDP grew from $3.349 billion in 2002 to $4.577 billion in 2010. The 2010 GDP figure consists of approximately $2.8 billion of personal consumption expenditures, $2.9 billion of government consumption expenditures and gross investment, and $233 million of private fixed investment, and is offset by approximately $1.4 billion of net exports. The BEA also estimates that Guam's real per capita GDP, measured in 2005 dollars adjusted for inflation, grew from $23,378 in 2002 to $25,420 in 2010. Guam's real GDP increased 1.2% in 2010 after increasing 1.1% in 2009. For comparison, real GDP for the United States (excluding territories) decreased 2.4% in 2010 after increasing 1.7% in 2009. The largest contributor to the growth in Guam's real GDP during this period was federal government spending. The majority of this spending was by the Department of Defense. Federal spending increased in both 2010 and 2009; the increases in both years largely reflected increases in construction spending and in compensation.

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Because of the current economic environment, the magnitude of the global recession, and a slew of misfortunes that negatively impacted tourism in Guam (including earthquakes, tsunamis, super typhoons, the September 1, 2001 terrorist attacks and the outbreak of diseases, such as severe acute respiratory syndrome in 2003 and the H1N1 virus in 2009), Guam faces significant economic problems. These problems are reflected in the fiscal year 2011 financial highlights of the Guam General Fund ("General Fund"), which indicate that the General Fund had an operational deficit of $46.9 million, due primarily to an overestimation of budget to actual revenues of $17.3 million, $35.9 million unbudgeted expenditures, and $11.1 million in other expenditures. There can be no assurances that Guam will not continue to face fiscal stress and that such circumstances will not become more difficult, or that other impacts of the current economic situation will not further materially adversely affect Guam's financial condition.

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Tourism. Spending by tourists makes up the vast majority of Guam's exports of services. Guam's net real exports of services increased 1.2% in 2010 after falling 13.2% in 2009 and 11.3% in 2008. These fluctuations correspond with the number of visitors to Guam. Guam's real consumer spending on goods and services fell 3.3% in 2010 after only small declines in 2009 and 2008. Consumer prices rose during this period, increasing 1.0% in 2010 after increasing 1.1 % in 2009 and 5.6% in 2008. Annual visitor arrivals averaged 1,175,648 from 2005 to 2012. Calendar year 2012 saw arrivals at the highest level in recent years, with a 2.6% increase in arrivals relative to 2011 through November 2012. Guam's top four visitor markets include Japan, South Korea, U.S./Hawaii and Taiwan. The great majority of visitors to Guam originate from Japan, as Guam is one of only four markets worldwide that attracts nearly one million Japanese tourists per year. In fiscal year 2012, Japan accounted for approximately 71.5% of visitors to Guam, with approximately 50% of Japanese visitors originating from the Kanto (Tokyo) region. Visitor arrivals from Japan decreased following the earthquake and tsunami in Japan on March 11, 2011, with total visitor arrivals from Japan for 2011 dropping approximately 7.2% compared to 2010. Arrivals from Japan increased in fiscal year 2012, improving 10.2% over fiscal year 2011 arrivals and 2.2% over fiscal year 2010 arrivals. In fiscal year 2012, Guam's next largest tourist markets were South Korea (13.0%), the U.S./Hawaii (5.1%), Taiwan (3.9%), and the Commonwealth of the Northern Mariana Islands ("CNMI") (1.4%). Total civilian air arrivals increased approximately 10.8% between fiscal year 2011 and fiscal year 2012.

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Employment. In 2012, the private sector added 500 jobs, whereas the public sector lost 180 jobs. Some of the employment growth in the private sector can be attributed to increased activity in Guam's tourism and construction industries. The most significant change was 280 more jobs in construction. Guam's unemployment was 10.9% as of September 2012.

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Construction. Fiscal year 2012 saw an increase in building and construction permits due in large part to the start of construction for phase one of the Guam Regional Medical Facility, a nonprofit, tertiary level medical facility and the first non-governmental facility of its type on the island. Ongoing or recently completed Government construction projects include $150 million of airport capital improvements, including runway extension and taxiway projects to accommodate expanded air service, long-haul flights to the U.S. mainland and projected passenger and cargo increases, demolition of former naval housing and noise insulation, an estimated $159.7 million to fund the closure of the Ordot Dump and the opening of a new landfill facility, and $260 million of capital improvement projects for the Port Authority of Guam master plan. In 2009 and 2010, the Government was also awarded approximately $386 million of American Recovery and Reinvestment Act funding for programs and infrastructure projects.

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Fiscal Year 2013 Budget and Risks

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On September 9, 2012, the Governor of Guam (as used in this section, "Governor") signed the budget for fiscal year 2013 that was previously passed by the Territory's Legislature (as used in this section, "Legislature"). The plan included revenue available for appropriations of $773.75 million, tax refunds in the amount of $100 million and a General Fund reserve of 2% in the amount of $11.47 million set aside for deficit reduction. Major expenditures in the fiscal year 2013 budget include, but are not limited to: (i) appropriations for debt service; (ii) appropriations for health, including for the Department of Public Health and Social Services, the Medically Indigent Program and for Guam's Medicaid program; (iii) appropriations for public education, including for the operations of the University of Guam and Guam Community College; and (iv) appropriations for the protection of life and property, including for the base operations of the Fire Department, the Police Department and the Department of Corrections.

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Budget Risks. Many complex political, social, and economic factors influence Guam's economy and finances. Such factors may affect Guam's budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole; (ii) developments with respect to the economies of Japan, Korea, the U.S. and Taiwan that impact tourism; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to Guam; (v) developments with respect to the U.S. military spending in Guam; and (vi) whether actual budgeted revenues are less than projected revenues and actual expenditures are more than projected expenditures. These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on Guam's fiscal and economic condition. Such factors could have an adverse impact on Guam's budget in the current year and could result in declines, possibly severe, in the value of Guam's municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

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Ratings

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The rating of Guam's general obligation debt as of June 13, 2012 is "B+" from S&P. The rating reflects only the view of the rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of the rating may have an adverse effect on the market prices of the bonds.

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Major Sources of General Fund Revenues

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The General Fund is the fund into which all Guam revenues not otherwise restricted by statute are deposited and from which appropriations are made for general Government expenditures. The two largest revenue categories, taxes (including business privilege taxes) and U.S. federal government contributions, accounted for approximately 88% and 10% of total General Fund revenues in fiscal year 2011, respectively. Tax revenues are comprised of income taxes and business privilege taxes that accounted for approximately 51% and 36% of total General Fund revenues, respectively, during fiscal year 2011. The Government is the only taxing authority in Guam. There are no separate municipal, county, school district or improvement district taxes.

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Major Sources of General Fund Expenditures

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Expenditures of General Fund revenues are made pursuant to appropriation laws. The two largest expenditure categories, public education and protection of life and property (primarily, police, fire and corrections), accounted for approximately 31% and 13% of total General Fund expenditures in fiscal year 2011, respectively. Total General Fund expenditures increased by approximately 36% from fiscal year 2010 to fiscal year 2011. However, the significant change is attributed to the implementation of Government Accounting Standards Board (GASB) Statement No. 54. The significant effects of GASB 54 relates to the classification of fund balances and the classification of various Governmental Special Revenue Funds as Other Miscellaneous General Funds for reporting purposes. As such, beginning in fiscal year 2011, the activities of these designated Special Revenue Funds are now reported under the General Fund. The Government has experienced recurring operating deficits over the last several years, resulting in an accumulated deficit of $303 million at the end of fiscal year 2011.

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Existing Indebtedness

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Only general obligation and limited obligation indebtedness are considered to be public indebtedness the incurrence of which is limited by the provisions the Organic Act. Limited obligation and revenue bond indebtedness are payable from a particular source of revenues and are not secured by a pledge of the full faith and credit of the Government. As of January 1, 2013, the Government reported total indebtedness of $2,179,308,927.

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Retirement Fund and Other Post-Employment Benefits

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The Retirement Fund provides retirement annuities and other payments to retired Government employees and their dependents. Although the retirement plan has historically been a defined benefit plan, all new Government employees hired after September 30, 1995 are instead participants in a defined contribution retirement plan. As of September 30, 2011, the defined benefit plan total membership was 17,142. As of September 30, 2011, there were 7,690 active employees under the defined contribution plan. Based on the Government of Guam Retirement Fund's Actuarial Valuation, at September 30, 2011 the Retirement Fund's defined benefit plan had an unfunded actuarial accrued liability of approximately $1.643 billion, with an actuarial accrued liability of $2.907 billion. The Government recorded contributions of approximately $114.6 million to the Retirement Fund in fiscal year 2011, including $100.3 million for the defined benefit plan and $14.3 million for the defined contribution plan. The Defined Benefit Plan ended fiscal year 2011 with a negative 1.1 % return.

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Based on the actuarial valuation as of September 30, 2011, which was issued on March 22, 2012, the actuarially determined contribution rate for fiscal year 2011 was 30.76% of covered payroll. However, the Government has funded a lower contribution rate of 27.46% for fiscal year 2011 based in part on Section 3 of Public Law No. 28-150, which provides that the Government's employer contribution rate to the Retirement Fund will increase over a five-year period, beginning with fiscal year 2007, until it reaches the actuarial recommended contribution rate. This contribution rate was further reduced to 21.44% for the period from June 4, 2011 to September 30, 2011 for most Government agencies. The contribution rates are provided by the Retirement Fund in advance of each fiscal year and used for budget preparation.

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The Government makes certain annual expenditures for certain postretirement health care benefits to retirees who are members of the Retirement Fund. The Government provides medical, dental, and life insurance coverage. The Government made its required contributions for postretirement healthcare benefits in each of the three previous fiscal years, equal to $27,299,574 in fiscal year 2011, $19,145,143 in fiscal year 2010 and $20,398,115 in fiscal year 2009.

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Litigation

Guam and its officers and employees may be parties to legal proceedings, many of which normally occur in government operations. In addition, at any given time, including the present, there are civil actions pending against Guam (described in Guam's recent Official Statement), which could, if determined adversely to Guam, affect Guam's expenditures and, in some cases, its revenues and cash flow. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of Guam to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund's investments.

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United States Virgin Islands

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Relationship between the U.S. Virgin Islands and the U.S.

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The constitutional status of the U.S. Virgin Islands (as used in this section, "USVI" or the "Territory") is that of an unincorporated territory of the U.S., and, pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over the Territory is the U.S. Congress. The organization and powers of the government of the Territory (as used in this section, "Government") are determined by the terms of the Revised Organic Act.

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General Economic Conditions

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Although the Territory's economy is diversified, tourism remains the economy's primary source of income. Therefore, economic problems or factors that negatively impact tourism in USVI may have a negative impact on the value of USVI municipal securities and entities issuing these securities. During the recent recession, the Territory experienced a significant economic downturn, evidenced by rising unemployment and declining tax revenues and tourism.

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Tourism, at approximately 60% of the gross domestic product as of June 2012, remains the staple of the USVI economy despite the impact of the current economic downturn experienced nationally. Approximately two million tourists visit annually via cruise ship and air arrivals. Cruise passenger arrivals for 2010 were up by over 17.5 % and cruise ship calls posted above a nine percent 9.5% increase. Air visitor arrivals experienced four percent 4.1 % growth in 2010 with a forecast for 2012 of increased air arrivals as a result of two new major carriers have decided to service the Territory. Tourism-related services continue to bolster private sector enterprises.

In January 2012, Hovensa LLC announced the closure of its petroleum refinery on St. Croix. As of June 29, 2012, the Office of the Governor estimates that the refinery closure will result in a $580 million shortfall in economic output, or approximately 13% of the total gross domestic product, including a loss of over $92 million in tax receipts. The closure resulted in the direct termination of approximately 2,500 employees and subcontractors, representing, as of June 29, 2012, 12% of total employment and 27% of the average gross pay of the private sector on St. Croix. The Territory was semi-immune from U.S. economic cycles due to the presence of Hovensa. However, with the refinery closure, the Territory is more aligned with the U.S. economy and increasingly subject to mainland economic cycles.

Because of the refinery closure, current economic environment and the magnitude of the economic recession, the Territory continues to face significant fiscal problems. There can be no assurances that USVI will not continue to face fiscal stress and that such circumstances will not become more difficult, or that other impacts of the current economic situation will not further materially adversely affect the Territory's financial condition.

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Fiscal Year 2013 Budget and Risks

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On June 29, 2012, the Governor of USVI (as used in this section, "Governor") submitted a proposed $1.1 billion fiscal year 2013 budget to the Territory's Legislature (as used in this section, "Legislature") for its review and approval. Of the total budget, $695.8 million would come from the USVI general fund (as used in this section, "General Fund"). The remaining revenues would derive from other sources, including federal funds. The Governor attempted to balance the budget through a combination of measures, including, among others, re-instating an 8% salary reduction for all Government employees effective July 2013 and utilizing $60 million of the $120 million the Government intended to borrow in fiscal year 2012, as authorized by the Legislature to augment fiscal year 2013 revenues.

After numerous hearings, the USVI Legislature (as used in this section, "Legislature") passed the fiscal year 2013 budget, and the Governor signed the budget into law on October 6, 2012. As passed, the Legislature rejected some of the Governor's proposals for balancing the budget, including the 8% salary reduction for all Government employees, and added a $300,000 miscellaneous appropriation entitled "8% restoration". Despite his reservations, the Governor enacted 28 of the budget bills in their entirety and vetoed one section intended to give service businesses, particularly financial services business, a competitive advantage by permitting them to employ fewer employees than required under current law.

Major expenditures in the 2013 budget include, but are not limited to: (i) appropriations for health and human services, including appropriations for the Department of Health, the Schneider Regional Medical Center, the Governor Juan F. Luis Hospital and Medical Center and the Department of Human Services; (ii) appropriations for public education, including for the Department of Education; and (iii) appropriations for the protection of life and property, including for the Police Department, the Fire Service and the Bureau of Corrections.

Budget Risks. Many complex political, social, and economic factors influence the economy and finances of the USVI. Such factors may affect the Territory's budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole; (ii) developments that impact tourism; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Territory; and (v) whether actual budgeted revenues are less than projected revenues and actual expenditures are more than projected expenditures.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the USVI's fiscal and economic condition. Such factors could have an adverse impact on the USVI's budget in the current year and could result in declines, possibly severe, in the value of USVI municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

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Ratings

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On February 12, 2013, Moody's withdrew its rating on USVI's general obligation debt due to a lack of sufficient financial and operating information. The Territory released its fiscal 2010 audited financial statements on November 30, 2012, 26 months after the end of the fiscal year. The Government does not expect to meet a 9-month timeliness standard until fiscal 2013, and its ability to meet this target is uncertain.

The rating information above reflects only the view of the rating agency and an explanation of the significance of such rating, if any, may be obtained from such rating agency. There is no assurance that such rating, if any, will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of the rating may have an adverse effect on the market prices of the bonds.

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Major Sources of General Fund Expenditures

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Historically, a significant portion of the Government expenditures consist of appropriations for the administration and operation of the Government's institutions and facilities (such as educational facilities and health and hospital facilities) and for the operation of the Government's departments and agencies (such as the Police Department and Fire Service). Expenditures also are required under legally binding contractual agreements that the Government has previously made or existing statutes which have continuing applicability. Contractually required expenditures include amounts for debt service payments. In addition, the Government has significant unfunded liabilities relating to the Government Employees' Retirement System ("GERS") of the USVI. Effects from the global recession, the current economic environment, as well as future economic problems and factors could increase General Fund expenditures to these and other sources.

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GERS Unfunded Liability. GERS was statutorily created to administer a defined benefit-pension plan sponsored by the U.S. Virgin Islands Government. According to the most recent financial report for GERS, as of September 30, 2010, the plan was 50% funded, with an unfunded actuarial accrued liability of $1.51 billion. Increased expenditures to GERS in upcoming years may exert pressure on the budget.

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Major Sources of General Fund Revenues

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The principal sources of revenues for the General Fund are personal income taxes and gross receipt taxes. Other tax sources of revenues for the General Fund include real property taxes; federal excise taxes imposed on products of the USVI entering the U.S. and other fees and taxes collected by the U.S. federal government (including stamp taxes, foreign sales corporation franchise taxes, inheritance taxes and corporate franchise taxes). Non-tax sources of revenues for the General Fund include, among other things, licenses, fees, permits, fines, franchise fees, and custom dues, as well as inter-fund transfers. Effects from the global recession, the current economic environment, as well as future economic problems and factors could negatively impact General Fund revenues received from these and other sources.

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Litigation

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The Territory and its officers and employees may be parties to legal proceedings, many of which normally occur in government operations. In addition, at any given time there may be civil actions pending against the USVI, which could, if determined adversely to the USVI, affect the USVI's expenditures and, in some cases, its revenues and cash flow. Because of the prospective nature of any such proceeding, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Territory to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund's investments.

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Northern Mariana Islands

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Relationship between the U.S. and the Northern Mariana Islands

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The Commonwealth of the Northern Mariana Islands (as used in this section, "CNMI" or the "Commonwealth") emerged from the Trust Territory of the Pacific Islands ("TTPI"), which the U.S. administered on behalf of the United Nations. The U.S. law (the Covenant) making the CNMI a U.S. territory passed in 1975.

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General Economic Conditions

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The main drivers of the economy of the CNMI are its garment and tourism industries. Therefore, economic problems or factors that negatively impact these industries may have a negative impact on the value of CNMI municipal securities and entities issuing these securities.

When the CNMI became a U.S. territory in 1975, the U.S. government agreed to exempt the Commonwealth from federal minimum wage and immigration laws in an effort to help stimulate industry and the economy. As a result, the Commonwealth was able to build a large garment industry which at one time encompassed 40% of the economy, and its rapid growth from 1980-1995 helped put the Commonweal at the top of the list of economic growth worldwide. Critical to this growth was duty-free access to U.S. markets and local authority over immigration and the minimum wage. However, in 2005 when the World Trade Organization ("WTO") eliminated quotas on apparel imports from other textile producing countries, the CNMI a competitive advantage. In addition, the CNMI came under U.S. minimum wage regulations in 2007 and U.S. immigration law in 2008. As such, the Commonwealth must now follow all U.S. immigration and minimum wage laws. The minimum wage will be increased by $0.50 each year until 2015 when it reaches the current U.S. minimum wage. The actions have potentially raised the production costs to a level that renders the garment industry uncompetitive for the Commonwealth. Also, under new immigration laws, all non-U.S. born residents must leave the CNMI by 2012 unless they qualify for a working visa. As a result of these changes, as well as other factors, the garment industry has declined significantly which has affected jobs, population, income and CNMI government (as used in this section, "Government") revenues.

Tourism is also a significant industry for the Commonwealth's economy. The CNMI continues its heavy dependence on Asian markets for tourism. In fiscal year 2011, 44% of visitors were from Japan, 31% from Korea, 14% from China, 5% from Guam, and 2% from Russia. Therefore, the Commonwealth's economy is very sensitive to fluctuations in each of these economies, and remains especially sensitive to that of Japan, although recent trends indicate a decrease in tourists from Japan and an increase in tourists from other regions, particularly China. The March 11, 2011 earthquake that occurred near northeastern Japan and the subsequent tsunami that affected Japan's northern and central east coast will likely have a negative effect on the Commonwealth's tourism, although it is too early to predict the ultimate effect of these natural disasters on the Commonwealth's economy.

On February 21, 2013, Benigno Fitial resigned as governor, following his impeachment in connection with allegations of corruption. Former lieutenant governor Eloy Inos replaced him as governor.

Because of the current economic environment, including the downturn of the garment industry, the magnitude of the global recession and a slew of misfortunes that negatively impacted tourism in the CNMI (including earthquakes, tsunamis, the Asian economic crisis in the 1990s, the September 1, 2001 terrorist attacks and the outbreak of diseases, such as severe acute respiratory syndrome in 2003 and the H1N1 virus in 2009), and recent political turmoil, the Commonwealth faces significant economic problems.

The Commonwealth's general fund (as used in this section, "General Fund") has been in a deficit position since 1994. At the end of fiscal year 2009, the General Fund had an accumulated deficit of $300.8 million, reflecting an increase of 17.4% from the General Fund's deficit of $256.6 million at the start of the fiscal year. The deficit was created from years of deficit operations resulting from both incorrect revenue and expenditure assumptions and the consequences from not adopting a budget. In a year in which the CNMI did not adopt a budget, it could spend at the prior budget's levels, which, in some cases, was four years old. As a result, its expenditures could be significantly more than its revenues. The deficit has historically been funded, at least in part, by eliminating payments to the Northern Mariana Islands Retirement Fund (as used in this section, the "Retirement Fund"). The elimination of retirement funding has also left the Retirement Fund grossly underfunded.

According to the latest audit report available, which was conducted for the fiscal years ended September 30, 2009 and 2008, the Retirement Fund had unfunded liability of $545,965,188, and, as of September 30, 2009, Retirement Fund assets available for benefits were not sufficient to pay for its accrued benefits. Increased expenditures to the Retirement Fund in upcoming years may exert pressure on the budget.

There can be no assurances that CNMI will not continue to face fiscal stress and that such circumstances will not become more difficult, or that other impacts of the current economic situation will not further materially adversely affect the Commonwealth's financial condition.

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2012 Budget and Risks

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On September 30, 2012, the Governor of the CNMI (as used in this section, "Governor") signed the 2013 Budget into law. As passed, the adopted budget projects that net budgetary resources available for appropriation will be $114 million, approximately $12 million more than the previous fiscal year. The adopted budget includes $8,496,000 for debt service for certain previously issued bonds.

Major expenditures in the 2013 budget include, but are not limited to: (i) appropriations for health and human services, including for the Department of Public Works; (ii) appropriations for public education, including for the Public School System; and (iii) appropriations for the protection of life and property, including for the Department of Public Safety.

Budget Risks. Many complex political, social, and economic factors influence the economy and finances of the CNMI. Such factors may affect the Commonwealth's budget unpredictably from year to year. Such factors include, but are not limited to: (i) developments with respect to the national economy as a whole; (ii) developments with respect to the economies of Japan, Korea, China, Guam and Russia that impact tourism; (iii) developments that impact the garment industry; (iv) developments in the world economy, and in particular commodity prices such as oil; (v) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Commonwealth; and (vi) whether actual budgeted revenues are less than projected revenues and actual expenditures are more than projected expenditures.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the CNMI's fiscal and economic condition. Such factors could have an adverse impact on the CNMI's budget in the current year and could result in declines, possibly severe, in the value of CNMI municipal issuers' outstanding obligations, increases in their future borrowing costs, and impairment of their ability to pay debt service on their obligations.

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Ratings

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The rating of the Commonwealth's general obligation debt as of September 25, 2012, is "B2" by Moody's. The rating was placed on review on May 4, 2012 due to the lack of sufficient current financial and operating information. Since that time, Moody's received audited financial results for fiscal year 2010, unaudited financial information for 2011, and budget information for 2012 and 2013. On September 25, 2012, Moody's removed the rating from review and confirmed the "B2" rating on the Commonwealth's general obligation debt.

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The rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

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Litigation

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The Commonwealth and its officers and employees may be parties to legal proceedings, many of which normally occur in government operations. In addition, at any given time there may be civil actions pending against the CNMI, which could, if determined adversely to the Commonwealth, affect the CNMI's expenditures and, in some cases, its revenues and cash flow. Because of the prospective nature of any such proceeding, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund's investments.

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Appendix C:  Ratings Definitions

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Ratings Definitions

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Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

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Moody's Investors Service, Inc. ("Moody's")

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LONG-TERM OBLIGATION RATINGS

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Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

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Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

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Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

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A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

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Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

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Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

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B: Obligations rated B are considered speculative and are subject to high credit risk.

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Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

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Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

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C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

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Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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SHORT-TERM OBLIGATION RATINGS FOR TAXABLE DEBT AND U.S. MUNICIPAL TAX-EXEMPT COMMERCIAL PAPER

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Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

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P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

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NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

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Short-Term Obligation Ratings

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The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.

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MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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Demand Obligation Ratings

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In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

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VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

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ISSUE CREDIT RATINGS

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A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

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Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

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  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
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  Nature of and provisions of the obligation;
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  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
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Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

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LONG-TERM ISSUE CREDIT RATINGS

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AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

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AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

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A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

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CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

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CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

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C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

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Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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SHORT-TERM ISSUE CREDIT RATINGS

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Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

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A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

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A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

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A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

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C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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MUNICIPAL SHORT-TERM NOTE RATINGS

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A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

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  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it willbe treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likelyit will be treated as a note.
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SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

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SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

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ISSUER CREDIT RATINGS

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A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness in order to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

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LONG-TERM ISSUER CREDIT RATINGS

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AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

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AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

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A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

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BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

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BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

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B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

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CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

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CC: An obligor rated 'CC' is currently highly vulnerable.

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R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

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SD and D: An obligor rated 'SD' (selective default) or 'D' is in payment default on one or more of its financial obligations (rated or unrated) unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a financial obligation are jeopardized. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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NR: An issuer designated 'NR' is not rated.

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Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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SHORT-TERM ISSUER CREDIT RATINGS

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A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

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A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

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A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

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B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

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C: An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

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R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

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SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

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NR: An issuer designated 'NR' is not rated.

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Fitch, Inc.

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International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments. The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility risk). Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

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INTERNATIONAL LONG-TERM ISSUER RATINGS

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AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

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AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

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BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

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BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

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B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

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CCC: Substantial credit risk. Default is a real possibility.

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CC: Very high levels of credit risk. Default of some kind appears probable.

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C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

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a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

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RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

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a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

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D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

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Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

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INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

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A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

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F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

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F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

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F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

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B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

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C: High short-term default risk. Default is a real possibility.

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RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

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D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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DBRS

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LONG-TERM OBLIGATIONS

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The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

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AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

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AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

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A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

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BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

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BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

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B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

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CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

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D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

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COMMERCIAL PAPER AND SHORT-TERM DEBT

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The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

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R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

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R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

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R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

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R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

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R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

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R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

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R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

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R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

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R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

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D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

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Kroll Bond Rating Agency ("KBRA")

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Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

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LONG-TERM CREDIT RATINGS

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AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

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AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

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A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

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BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

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BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

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B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

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CCC Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

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CC Determined to be near default or in default with average recovery expectations.

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C Determined to be near default or in default with low recovery expectations.

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D In default.

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KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

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SHORT-TERM CREDIT RATINGS


K1 Very strong ability to meet short-term obligations.


K2 Strong ability to meet short-term obligations.


K3 Adequate ability to meet short-term obligations.


B Questionable ability to meet short-term obligations.


C Little ability to meet short-term obligations.


D In default on short-term obligations.


KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.



Financial Statements


The Fund's audited Financial Statements, included in the Fund's Annual Report dated December 31, 2012, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.



Oppenheimer Rochester Limited Term New York Municipal Fund


Website
 www.oppenheimerfunds.com


Investment Adviser and Sub-Adviser
OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008


Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008


Transfer Agent and Sub-Transfer Agent
OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)


Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005


Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202


Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PX0355.001.0313

ROCHESTER PORTFOLIO SERIES

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)	Amended and Restated Declaration of Trust dated 6/26/09: Previously filed with Registrant's Post-Effective Amendment No. 25, (1/25/10), and incorporated herein by reference.
	(ii)	Amendment No. 1 dated 9/23/10 to the Amended and Restated Declaration of Trust dated 6/26/09: Filed herewith.
	(iii)	Amendment No. 2 dated 1/22/2013 to the Amended and Restated Declaration of Trust dated 6/26/09: Filed herewith.

(b)	Amended and Restated By-Laws dated 6/26/09: Previously filed with Registrant's Post-Effective Amendment No. 25, (1/25/10), and incorporated herein by reference.

(c)	(i)	Class A Specimen Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 16, (4/30/02), and incorporated herein by reference.
	(ii)	Class B Specimen Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 16, (4/30/02), and incorporated herein by reference.
	(iii)	Class C Specimen Share Certificate: Previously filed with Registrant’s Post-Effective Amendment No. 16, (4/30/02), and incorporated herein by reference.

(d)	(i)	Restated Investment Advisory Agreement dated 1/1/13: Filed herewith.
	(ii)	Investment Sub-Advisory Agreement dated 1/1/13: Filed herewith.

(e)	(i)	General Distributor’s Agreement dated 1/4/96 with Oppenheimer Funds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 7, (1/11/96), and incorporated herein by reference.
	(ii)	Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iii)	Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(iv)	Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.
	(v)	Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.
	(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)	Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(g)	(i)	Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.
	(ii)	Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.
	(iii)	Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)	Form of Accounting and Administration Agreement dated January 1996, between Oppenheimer Limited Term New York Municipal Fund and Oppenheimer Management Corporation: Filed herewith.

(i)		Opinion and Consent of Counsel dated 2/24/97: Incorporated by reference to the Registrant’s Rule 24f-2 Notice (2/27/97).
(j)		Independent Registered Public Accounting Firm’s Consent: Filed herewith
(k)		Not applicable.
(l)	(i)	Form of Investment Letter dated April 1997, regarding Class B shares from OppenheimerFunds, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 9, (2/28/97), and incorporated herein by reference.
	(ii)	Form of Investment Letter dated April 1997, regarding Class C shares from OppenheimerFunds, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 9, (2/28/97), and incorporated herein by reference.
(m)	(i)	Amended and Restated Service Plan and Agreement for Class A Shares of Oppenheimer Limited Term- New York Municipal Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 30, (3/29/12), and incorporated herein by reference.
	(ii)	Amended and Restated Distribution and Service Plan and Agreement for Class B Shares of Oppenheimer Limited Term- New York Municipal Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 30, (3/29/12), and incorporated herein by reference.
	(iii)	Amended and Restated Distribution and Service Plan and Agreement for Class C Shares of Oppenheimer Limited Term- New York Municipal Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 30, (3/29/12), and incorporated herein by reference.

(n)	Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through 4/20/11: Previously filed with Post-Effective Amendment No. 5 to the Registration Statement of Oppenheimer Transition 2010 Fund (Reg. No. 333-135516), (6/27/11), and incorporated herein by reference.

(o)	(i)	Power of Attorney dated 12/5/11 for Mary Ann Tynan: Previously filed with Post-Effective Amendment No. 24 to the Registration Statement of Oppenheimer Equity Income Fund, Inc. (Reg. No. 333-16881), (12/15/11), and incorporated herein by reference.
	(ii)	Power of Attorney dated 11/27/12 for all Trustees/Directors and Officers, except for Mary Ann Tynan, Joanne Pace and Edmund P. Giambastiani, Jr.: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Diversified Alternatives Fund (Reg. No. 333-184384), (12/27/12), and incorporated herein by reference.
	(iii)	Power of Attorney dated 11/27/12 for Joanne Pace: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Diversified Alternatives Fund (Reg. No. 333-184384), (12/27/12), and incorporated herein by reference.
	(iv)	Power of Attorney dated 2/12/13 for Edmund P. Giambastiani, Jr.: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global Real Estate Fund (Reg. No. 333-185116), (2/15/13), and incorporated herein by reference.

(p)	Code of Ethics of the Oppenheimer Funds, OppenheimerFunds, Inc. (including affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 5/25/12, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Transition 2010 Fund (Reg. No. 333-135516), (6/26/12), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article Ninth of Registrant’s Amended and Restated Declaration of Trust filed as Exhibit 28(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below (except Panorama Series Fund) and for MassMutual Institutional Funds.

Oppenheimer AMT-Free Municipals
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Currency Opportunities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Diversified Alternatives Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Markets Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small- & Mid-Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (5 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Global Allocation Fund
Oppenheimer Flexible Strategies Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund, Inc.)
Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Short Duration Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Value Fund/VA
Oppenheimer International Growth Fund/VA (a series of Panorama Series Fund)

(b)	The directors and officers of the Registrant's principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbuhl	Treasurer	None
Michael Albert(1)	Vice President	None
Anthony Allocco(2)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
James Austin(1)	Vice President	None
David J. Barker(2)	Vice President	None
James Barker(2)	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
William Beagle(2)	Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge(2)	Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
Paul Blease(2)	Vice President	None
Carolyn Boccaccio(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Tracy Cairoli(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari	Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso 15 Deforest Road Wilton, CT 06897	Vice President	None
Donelle Chisolm(2)	Vice President	None
Andrew Chonofsky	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
John Clark(2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Geoffrey Crumine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley(2)	Vice President	None
Brendan J. Deasy(2)	Vice President	None
Madeline T. Delianides(2)	Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Steven Dombrower(2)	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell(2)	Vice President	None
Rick Ernzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Eric C. Fallon(2)	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Kristin Fenik(1)	Vice President	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez(2)	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Eric P. Fishel(2)	Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
John Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Diane Frankenfield(2)	Senior Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel(2)	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
William Gahagan(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman(2)	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Eric Grossjung(2)	Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
Kevin J. Healy(2)	Vice President	None
Lori M. Heinel(2)	Senior Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy Hetson Ehrlich(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Lucienne Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch(2)	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Assistant Secretary	None
Shonda Rae Jaquez(2)	Vice President	None
Robin Jennings(2)	Assistant Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Diane Johnston(2)	Vice President	None
Erica Kelley(1)	Assistant Vice President	None
Scott Kelley(1)	Vice President	None
Richard Keri (2)	Senior Vice President	None
Brian Kiley(2)	Vice President	None
Richard Klein(2)	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Justin Kroll(1)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar(2)	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik(2)	Vice President	None
Joseph Marich(2)	Vice President	None
Steven C. Manns(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Kyle Martin(1)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough(2)	President	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Debbie S. Michaelson	Vice President	None
Toller Miller(1)	Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Robert Moser(2)	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray(2)	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
John S. Napier(2)	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Christopher Nicholson(2)	Vice President	None
Peter Novak(2)	Vice President	None
Timothy O’Connell(2)	Vice President	None
Alan Panzer(2)	Vice President	None
Andrea Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director & Chief Financial Officer	None
Andrew Phillips(1)	Assistant Vice President	None
Cheryl Pipia(2)	Senior Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel Holahan(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Richard E. Rath	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Michael Rock(2)	Vice President	None
Antoinette Rodriguez(2)	Vice President	None
Thomas Sabow(2)	Vice President	None
Mark Santero(2)	Senior Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders(2)	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Thomas Schmitt(2)	Vice President	None
Erik Schneberger(2)	Vice President	None
William Schories	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Kenneth Shell(1)	Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Michael Staples(2)	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein(2)	Vice President	None
Brian C. Summe(2)	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
David G. Thomas(2)	Vice President	None
Luz Touma(2)	Vice President	None
Cenk Toroslu(1)	Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Chief Compliance Officer	Vice President and Chief Compliance Officer
Vincent Vermette(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Samuel W. Wang(2)	Senior Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Chris G. Werner(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan Wilde(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of March, 2013.

ROCHESTER PORTFOLIO SERIES
OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

By:	William F. Glavin, Jr.*_______
William F. Glavin, Jr., President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	March 27, 2013
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President, Principal	March 27, 2013
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	March 27, 2013
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	March 27, 2013
David K. Downes

Matthew P. Fink*	Trustee	March 27, 2013
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	March 27, 2013
Edmund P. Giambastiani, Jr.

Phillip A. Griffiths*	Trustee	March 27, 2013
Phillip A. Griffiths

Mary F. Miller*	Trustee	March 27, 2013
Mary F. Miller

Joel W. Motley*	Trustee	March 27, 2013
Joel W. Motley

Joanne Pace*	Trustee	March 27, 2013
Joanne Pace

Mary Ann Tynan*	Trustee	March 27, 2013
Mary Ann Tynan

Joseph M. Wikler*	Trustee	March 27, 2013
Joseph M. Wikler

Peter I. Wold*	Trustee	March 27, 2013
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

ROCHESTER PORTFOLIO SERIES

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Post-Effective Amendment No. 32

Registration Statement No. 33-41511

EXHIBIT INDEX

Exhibit No. Description

28 (a)(ii) Amendment No. 1 dated 9/23/10 to the Amended and Restated Declaration of Trust

(a)(iii) Amendment No. 2 dated 1/22/2013 to the Amended and Restated Declaration of Trust

(d)(i) Restated Investment Advisory Agreement dated 1/1/13: Filed herewith.

(ii) Investment SubAdvisory Agreement dated 1/1/13: Filed herewith.

28 (h) Form of Accounting and Administration Agreement

28 (j) Independent Registered Public Accounting Firm’s Consent